UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
December 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 5.76%
Fannie Mae Connecticut
Avenue Securities
Series 2015-C03 1M1
1.922% 7/25/25 ●	281,714	$281,797
Series 2015-C03 2M1
1.922% 7/25/25 ●	263,941	263,842
Series 2015-C04 2M1
2.122% 4/25/28 ●	123,414	123,548
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	11,783	13,335
Series 2002-T4 A3
7.50% 12/25/41	41,815	48,597
Series 2004-T1 1A2
6.50% 1/25/44	12,644	14,114
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	1,385,029	1,446,921
Series 2004-W11 1A2
6.50% 5/25/44	62,333	72,544
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	8,649	9,723
Series 1999-19 PH
6.00% 5/25/29	154,426	174,428
Series 2001-14 Z
6.00% 5/25/31	9,576	10,873
Series 2002-90 A1
6.50% 6/25/42	10,892	12,331
Series 2002-90 A2
6.50% 11/25/42	36,823	41,314
Series 2003-26 AT
5.00% 11/25/32	73,134	74,258
Series 2005-70 PA
5.50% 8/25/35	89,804	100,559
Series 2005-110 MB
5.50% 9/25/35	102,946	109,560
Series 2007-30 OE
2.579% 4/25/37 Ω	4,211,662	3,842,992
Series 2007-114 A6
0.397% 10/27/37 ●	5,056,015	5,029,108
Series 2008-15 SB
6.178% 8/25/36 ●Σ	187,073	39,120
Series 2008-24 ZA
5.00% 4/25/38	19,874,546	21,853,063
Series 2009-2 AS
5.278% 2/25/39 ●Σ	1,953,386	251,273
Series 2009-68 SA
6.328% 9/25/39 ●Σ	453,003	66,552
Series 2009-94 AC
5.00% 11/25/39	265,664	290,964
Series 2010-41 PN
4.50% 4/25/40	475,000	510,190
Series 2010-43 HJ
5.50% 5/25/40	146,095	163,414
Series 2010-96 DC
4.00% 9/25/25	710,957	751,399
Series 2010-123 FE
0.902% 11/25/40 ●	3,180,349	3,200,189
Series 2010-129 SM
5.578% 11/25/40 ●Σ	1,510,625	249,785
Series 2011-15 SA
6.638% 3/25/41 ●Σ	1,505,799	327,317
Series 2011-118 DC
4.00% 11/25/41	1,879,892	1,940,376
Series 2012-122 SD
5.678% 11/25/42 ●Σ	774,233	173,186
Series 2013-38 AI
3.00% 4/25/33 Σ	2,030,630	293,451
Series 2013-43 IX
4.00% 5/25/43 Σ	5,478,170	1,329,923
Series 2013-44 DI
3.00% 5/25/33 Σ	3,110,097	449,991
Series 2014-36 ZE
3.00% 6/25/44	636,491	555,675
Series 2014-68 BS
5.728% 11/25/44 ●Σ	2,035,257	408,111
Series 2014-90 SA
5.728% 1/25/45 ●Σ	5,698,690	1,252,133
Series 2015-27 SA
6.028% 5/25/45 ●Σ	754,290	170,722
Series 2015-44 Z
3.00% 9/25/43	1,568,320	1,460,282
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	63,334	69,693
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	43,501	48,785
Series 2165 PE
6.00% 6/15/29	125,161	142,054
Series 2326 ZQ
6.50% 6/15/31	72,415	81,758
Series 2557 WE
5.00% 1/15/18	121,745	125,208
Series 2827 TE
5.00% 4/15/33	73,841	74,467
Series 3143 BC
5.50% 2/15/36	3,149,290	3,491,839
Series 3289 SA
6.42% 3/15/37 ●Σ	1,484,817	258,489

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3656 PM
5.00% 4/15/40	540,017	$589,602
Series 4065 DE
3.00% 6/15/32	120,000	119,756
Series 4120 IK
3.00% 10/15/32 Σ	3,041,086	411,150
Series 4146 IA
3.50% 12/15/32 Σ	1,603,944	253,272
Series 4159 KS
5.82% 1/15/43 ●Σ	1,379,857	340,430
Series 4185 LI
3.00% 3/15/33 Σ	755,037	106,137
Series 4191 CI
3.00% 4/15/33 Σ	316,340	41,975
Series 4435 DY
3.00% 2/15/35	1,305,000	1,276,811
Freddie Mac Strips
Series 326 S2
5.62% 3/15/44 ●Σ	1,034,080	221,340
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-DNA1 M1
1.322% 10/25/27 ●	469,827	468,925
Series 2015-DNA3 M1
1.772% 4/25/28 ●	319,613	319,779
Freddie Mac Structured Pass
Through Securities
Series T-54 2A
6.50% 2/25/43 ⧫	18,192	21,251
Series T-58 2A
6.50% 9/25/43 ⧫	9,358	10,627
GNMA
Series 2008-65 SB
5.598% 8/20/38 ●Σ	1,330,888	212,254
Series 2009-2 SE
5.418% 1/20/39 ●Σ	3,854,495	605,018
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,285,221
Series 2011-H21 FT
1.01% 10/20/61 ●	12,859,258	12,875,926
Series 2011-H23 FA
0.892% 10/20/61 ●	8,350,312	8,385,223
Series 2012-H08 FB
0.792% 3/20/62 ●	1,254,702	1,255,074
Series 2012-H18 NA
0.712% 8/20/62 ●	743,474	742,596
Series 2012-H29 SA
0.707% 10/20/62 ●	5,762,534	5,733,037
Series 2015-133 AL
3.00% 5/20/45	1,725,000	1,645,418
Series 2015-H10 FA
0.792% 4/20/65 ●	17,570,183	17,427,025
Series 2015-H11 FC
0.742% 5/20/65 ●	2,270,095	2,257,398
Series 2015-H12 FB
0.792% 5/20/65 ●	8,790,315	8,704,520
Series 2015-H20 FB
0.792% 8/20/65 ●	2,293,656	2,270,239
Total Agency Collateralized
Mortgage Obligations
(cost $119,150,490)		119,279,257

Agency Mortgage-Backed Securities – 23.31%
Fannie Mae
5.50% 3/1/37	28,755	31,316
5.50% 7/1/37	177,672	191,263
6.50% 8/1/17	4,730	4,823
Fannie Mae ARM
2.112% 7/1/37 ●	74,142	78,041
2.402% 10/1/33 ●	4,267	4,442
2.418% 5/1/43 ●	437,297	441,072
2.496% 11/1/35 ●	52,527	55,698
2.553% 6/1/43 ●	147,518	149,520
2.576% 8/1/35 ●	17,325	18,292
2.913% 7/1/45 ●	297,228	302,984
3.08% 4/1/44 ●	1,683,752	1,732,452
3.177% 4/1/44 ●	523,352	539,277
3.259% 3/1/44 ●	632,802	653,167
3.277% 9/1/43 ●	409,859	422,881
6.10% 8/1/37 ●	35,955	36,718
Fannie Mae Relocation 30 yr
5.00% 11/1/33	753	819
5.00% 1/1/34	3,313	3,610
5.00% 11/1/34	8,114	8,810
5.00% 4/1/35	6,655	7,155
5.00% 10/1/35	10,817	11,788
5.00% 1/1/36	22,332	24,272
Fannie Mae S.F. 15 yr
2.50% 10/1/27	115,095	116,955
2.50% 12/1/27	301,118	305,989
2.50% 4/1/28	185,095	187,548
2.50% 9/1/28	413,552	419,831
3.00% 9/1/30	897,061	925,040
3.50% 6/1/26	1,562,595	1,639,452
3.50% 7/1/26	294,484	309,255
3.50% 12/1/28	126,047	132,752

2 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
4.00% 5/1/24	1,813,647	$1,918,177
4.00% 7/1/24	9,493	10,042
4.00% 5/1/25	192,683	204,343
4.00% 9/1/25	22,715	24,039
4.00% 11/1/25	958,593	1,016,889
4.00% 1/1/26	25,244	26,783
4.00% 12/1/26	317,245	336,471
4.00% 1/1/27	24,054	25,520
4.00% 5/1/27	698,482	740,909
4.00% 8/1/27	411,693	436,471
4.50% 8/1/18	48,702	50,331
4.50% 7/1/20	161,790	168,390
5.00% 12/1/20	36,810	39,355
5.00% 6/1/23	69,766	75,153
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/31	2,100,000	2,116,601
2.50% 2/1/31	534,000	537,241
Fannie Mae S.F. 20 yr
3.00% 2/1/33	55,018	56,491
3.00% 8/1/33	199,194	204,527
3.50% 4/1/33	55,139	57,645
3.50% 9/1/33	286,401	300,103
4.00% 1/1/31	95,002	101,401
4.00% 2/1/31	264,704	283,148
Fannie Mae S.F. 30 yr
3.00% 7/1/42	378,641	380,069
3.00% 10/1/42	231,021	232,270
3.00% 12/1/42	974,966	977,851
3.00% 1/1/43	2,228,925	2,234,017
3.00% 2/1/43	240,357	240,907
3.00% 4/1/43	1,683,614	1,687,267
3.00% 5/1/43	349,834	350,537
4.00% 10/1/40	35,720	37,886
4.00% 11/1/40	214,518	227,684
4.00% 7/1/41	706,030	750,335
4.00% 8/1/43	168,298	178,816
4.00% 7/1/44	728,440	775,507
4.50% 5/1/35	137,563	149,794
4.50% 8/1/35	271,866	294,295
4.50% 9/1/35	209,896	226,694
4.50% 7/1/36	119,861	129,877
4.50% 6/1/38	512,660	558,602
4.50% 4/1/39	2,026,602	2,202,863
4.50% 5/1/39	938,899	1,017,399
4.50% 11/1/40	292,755	316,847
4.50% 3/1/41	356,241	385,555
4.50% 4/1/41	900,879	974,633
4.50% 8/1/41	311,722	342,144
4.50% 10/1/41	1,241,085	1,343,981
4.50% 1/1/42	9,640,898	10,434,474
4.50% 11/1/43	410,614	444,340
4.50% 8/1/44	6,738,418	7,280,580
4.50% 9/1/44	942,304	1,020,459
4.50% 10/1/44	2,996,635	3,249,684
4.50% 2/1/45	6,746,185	7,310,816
5.00% 3/1/34	3,966	4,387
5.00% 4/1/34	22,742	25,104
5.00% 8/1/34	38,243	42,278
5.00% 4/1/35	8,479	9,443
5.00% 10/1/35	343,167	378,616
5.00% 11/1/35	102,047	112,566
5.00% 2/1/37	300,485	332,090
5.00% 4/1/37	94,554	104,256
5.00% 8/1/37	248,799	274,353
5.00% 12/1/37	4,491	4,939
5.00% 3/1/38	211,857	233,013
5.00% 6/1/38	13,393	14,730
5.00% 2/1/39	6,552	7,206
5.00% 5/1/40	113,439	124,856
5.50% 12/1/32	19,153	21,491
5.50% 2/1/33	54,015	60,388
5.50% 12/1/33	28,134	31,588
5.50% 11/1/34	99,003	111,354
5.50% 2/1/35	1,405,072	1,586,245
5.50% 3/1/35	49,952	56,281
5.50% 6/1/35	66,495	74,693
5.50% 1/1/36	535,841	602,879
5.50% 4/1/36	1,409,076	1,580,148
5.50% 7/1/36	28,925	32,541
5.50% 9/1/36	790,606	888,247
5.50% 1/1/37	427,028	477,366
5.50% 2/1/37	534,414	597,014
5.50% 8/1/37	24,284	27,359
5.50% 9/1/37	543,904	608,143
5.50% 1/1/38	421,434	471,750
5.50% 2/1/38	238,486	267,697
5.50% 3/1/38	185,142	206,466
5.50% 6/1/38	17,645	19,714
5.50% 11/1/38	1,477,849	1,650,658
5.50% 1/1/39	930,473	1,048,056
5.50% 2/1/39	7,149,034	8,033,091
5.50% 10/1/39	818,201	913,965
5.50% 7/1/40	257,510	287,914
6.00% 4/1/35	302,014	344,157
6.00% 5/1/36	70,763	80,065
6.00% 6/1/36	33,785	38,231

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 9/1/36	33,636	$38,372
6.00% 12/1/36	38,490	43,820
6.00% 2/1/37	109,003	123,334
6.00% 5/1/37	287,843	325,722
6.00% 6/1/37	20,565	23,413
6.00% 7/1/37	220,980	249,785
6.00% 8/1/37	280,701	318,323
6.00% 9/1/37	690,474	779,312
6.00% 11/1/37	41,183	46,488
6.00% 5/1/38	971,747	1,098,071
6.00% 7/1/38	12,646	14,270
6.00% 8/1/38	133,514	150,667
6.00% 9/1/38	906,079	1,024,993
6.00% 10/1/38	386,861	437,012
6.00% 11/1/38	91,791	104,530
6.00% 12/1/38	264,437	299,635
6.00% 1/1/39	171,454	194,193
6.00% 2/1/39	280,424	316,450
6.00% 9/1/39	512,511	579,003
6.00% 10/1/39	95,734	108,354
6.00% 3/1/40	152,941	173,028
6.00% 7/1/40	603,217	681,508
6.00% 9/1/40	135,149	152,867
6.00% 11/1/40	59,788	68,162
6.00% 5/1/41	860,372	971,319
6.50% 11/1/33	5,793	6,621
6.50% 2/1/36	90,110	102,982
6.50% 3/1/36	89,743	102,562
6.50% 6/1/36	224,920	261,638
6.50% 2/1/38	42,438	48,500
6.50% 11/1/38	11,876	13,573
6.50% 3/1/40	1,992,661	2,280,867
7.50% 3/1/32	450	492
7.50% 4/1/32	1,888	2,187
7.50% 6/1/32	1,520	1,647
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/46	75,533,000	75,533,687
3.00% 2/1/46	56,700,000	56,587,558
3.50% 1/1/46	76,000,000	78,410,963
4.00% 1/1/46	30,000,000	31,745,157
4.00% 2/1/46	66,000,000	69,707,867
4.50% 1/1/46	43,800,000	47,298,525
Freddie Mac ARM
2.479% 7/1/36 ●	42,419	44,990
2.521% 1/1/44 ●	1,183,310	1,205,967
2.57% 4/1/34 ●	2,066	2,188
2.592% 12/1/33 ●	52,127	54,772
2.807% 5/1/37 ●	404,858	431,930
2.832% 9/1/45 ●	2,523,283	2,573,437
2.953% 11/1/44 ●	241,848	248,148
2.959% 10/1/45 ●	622,381	634,160
5.338% 2/1/38 ●	140,305	148,808
Freddie Mac Relocation 30 yr
5.00% 9/1/33	256	277
Freddie Mac S.F. 15 yr
3.50% 10/1/26	107,103	112,551
4.00% 4/1/25	43,842	46,294
4.00% 5/1/25	57,753	60,979
4.00% 8/1/25	198,433	209,616
4.00% 11/1/26	248,103	261,996
4.50% 5/1/20	106,911	111,307
4.50% 9/1/26	270,895	290,187
5.00% 6/1/18	24,773	25,620
Freddie Mac S.F. 20 yr
3.50% 1/1/34	488,411	510,756
3.50% 9/1/35	565,258	589,570
4.00% 8/1/35	135,119	144,320
4.00% 10/1/35	687,071	733,856
5.50% 10/1/23	62,577	69,113
5.50% 8/1/24	18,797	20,754
Freddie Mac S.F. 30 yr
3.00% 10/1/42	431,682	431,973
3.00% 11/1/42	371,180	371,521
4.50% 4/1/39	111,150	121,350
4.50% 10/1/39	266,296	287,250
5.50% 3/1/34	43,234	48,053
5.50% 12/1/34	39,075	43,519
5.50% 6/1/36	23,699	26,347
5.50% 11/1/36	53,722	59,721
5.50% 12/1/36	11,339	12,602
5.50% 4/1/38	222,278	247,248
5.50% 6/1/38	30,437	33,905
5.50% 6/1/39	234,398	260,838
5.50% 3/1/40	132,664	147,610
5.50% 8/1/40	506,014	562,960
5.50% 1/1/41	145,638	162,038
5.50% 6/1/41	608,381	676,835
6.00% 2/1/36	316,622	357,082
6.00% 3/1/36	133,859	152,043
6.00% 1/1/38	50,319	56,584
6.00% 6/1/38	141,924	160,027
6.00% 8/1/38	228,408	261,082
6.00% 5/1/40	356,528	404,669
6.00% 7/1/40	372,714	420,392
6.50% 11/1/33	28,272	32,198
6.50% 1/1/35	137,342	162,680

4 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.50% 8/1/38		49,524	$56,400
6.50% 4/1/39		218,025	248,300
7.00% 1/1/38		25,594	27,673
Freddie Mac S.F. 30 yr TBA
3.50% 1/1/46		6,000,000	6,176,308
GNMA I S.F. 30 yr
5.00% 6/15/40		76,790	84,764
7.00% 12/15/34		210,003	248,250
GNMA II S.F. 30 yr
6.00% 4/20/34		6,077	6,634
GNMA II S.F. 30 yr TBA
4.00% 1/1/46		1,000,000	1,061,953
4.00% 2/1/46		5,000,000	5,299,317
Total Agency
Mortgage-Backed
Securities
(cost $481,116,981)			482,695,952

Agency Obligation – 0.05%
Federal National Mortgage
Association
1.375% 4/27/18		1,000,000	998,248
Total Agency Obligation
(cost $1,000,735)			998,248

Collateralized Debt Obligations – 1.94%
ACAS CLO
Series 2007-1A A1S 144A
0.527% 4/20/21 #●		147,679	146,823
ALM VII
Series 2012-7A A1 144A
1.735% 10/19/24 #●		250,000	246,175
Series 2013-8A A1B 144A
1.967% 1/20/26 #●		400,000	402,560
Avery Point III CLO
Series 2013-3A A 144A
1.715% 1/18/25 #●		1,000,000	983,300
Avery Point VI CLO
Series 2015-6A A 144A
1.784% 8/5/27 #●		250,000	247,100
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
1.807% 7/20/26 #●		2,400,000	2,379,120
Carlyle Global Market
Strategies CLO
Series 2012-1A AR 144A
1.547% 4/20/22 #●		4,800,000	4,769,280
Series 2014-2A A 144A
1.832% 5/15/25 #●		1,500,000	1,486,200
Cavalry CLO V
Series 2014-5A A 144A
1.687% 1/16/24 #●		400,000	398,800
Cent CLO 20
144A 1.80% 1/25/26 #●		429,000	422,308
Cent CLO 21
Series 2014-21A A1B
144A 1.713% 7/27/26 #●		1,250,000	1,232,875
CIFC Funding 2014-II
Series 2014-2A A1L 144A
1.862% 5/24/26 #●		250,000	247,500
Cordatus CLO I
Series 2006-1X A1
0.283% 1/30/24 ●	EUR	5,003,025	5,398,729
Doral CLO II
Series 2012-2A A1R 144A
1.657% 5/26/23 #●		418,769	415,084
Elm CLO
Series 2014-1A A 144A
1.715% 1/17/23 #●		588,058	585,470
Euro-Galaxy CLO
Series 2006-1X A2
0.187% 10/23/21 ●	EUR	458,112	494,844
Fraser Sullivan CLO VII
Series 2012-7A A1R 144A
1.362% 4/20/23 #●		339,496	337,527
Harvest CLO
Series V-A1D
0.205% 4/5/24 ●	EUR	1,730,157	1,859,667
JFIN CLO
Series 2015-2A AX 144A
1.965% 10/19/26 #●		180,000	178,578
Jubilee CDO I-R
Series I-RX A
0.258% 7/30/24 ●	EUR	3,234,524	3,471,371
KVK CLO
Series 2012-1A A 144A
1.691% 7/15/23 #●		661,631	657,396
Lockwood Grove CLO
Series 2014-1A A1 144A
1.69% 1/25/24 #●		400,000	397,480
Madison Park Funding IX
Series 2012-9AR AR 144A
1.652% 8/15/22 #●		500,000	495,150
Magnetite IX
Series 2014-9A A1 144A
1.74% 7/25/26 #●		2,405,000	2,378,064
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
1.709% 7/15/27 #●		1,300,000	1,285,570

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Collateralized Debt Obligations (continued)
Neuberger Berman CLO XVII
Series 2014-17A A 144A
1.804% 8/4/25 #●		1,100,000	$1,089,990
OHA Credit Partners VI
Series 2012-6A AR 144A
1.582% 5/15/23 #●		4,557,973	4,527,891
Queen Street CLO II
Series 2007-1X A1
0.246% 8/15/24 ●	EUR	176,449	191,651
Stoney Lane Funding I
Series 2007-1A A1 144A
0.555% 4/18/22 #●		582,024	569,685
Symphony CLO VII
Series 2011-7A A 144A
1.573% 7/28/21 #●		314,955	314,262
Venture XI CLO
Series 2012-11AR AR
144A
1.662% 11/14/22 #●		750,000	746,175
Voya CLO
Series 2012-2AR AR 144A
1.621% 10/15/22 #●		200,000	199,220
Westwood CDO II
144A 0.54% 4/25/22 #●		1,671,612	1,646,370
Total Collateralized Debt
Obligations
(cost $40,556,080)			40,202,215

Commercial Mortgage-Backed Securities – 4.90%
BAMLL Commercial Mortgage
Securities Trust
Series 2015-ASHF A 144A
1.551% 1/15/28 #●		900,000	897,381
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●		69,660	69,588
Series 2007-4 AM
5.809% 2/10/51 ●		505,000	527,841
Bank of America Re-REMIC
Series BALL 2009-UB2
A4AA 144A
7.892% 2/24/51 #●		1,947,341	1,997,777
BBCMS Trust
Series 2015-RRI A 144A
1.481% 5/15/32 #●		5,100,000	5,056,657
Series 2015-STP 144A
3.323% 9/10/28 #		4,500,000	4,552,032
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.284% 7/15/44 ●		25,053	25,044
CFCRE Commercial Mortgage
Trust
Series 2011-C1 A2 144A
3.759% 4/15/44 #		227,468	227,925
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47		1,100,000	1,118,248
Series 2015-GC27 A5
3.137% 2/10/48		3,085,000	3,010,750
COMM Mortgage Trust
Series 2013-CR6 A4
3.101% 3/10/46		2,000,000	1,999,278
Series 2014-CR19 A5
3.796% 8/10/47		470,000	484,344
Series 2014-CR20 A4
3.59% 11/10/47		910,000	921,999
Series 2014-CR20 AM
3.938% 11/10/47		2,225,000	2,279,955
Series 2014-CR21 A3
3.528% 12/10/47		4,549,000	4,585,333
Series 2015-CR23 A4
3.497% 5/10/48		1,110,000	1,113,755
Commercial Mortgage Trust
Series 2006-GG7 A4
5.826% 7/10/38 ●		817,727	821,486
CSMC
Series 2010-UD1 A 144A
5.777% 12/16/49 #●		1,677,498	1,709,017
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #		2,050,000	2,259,678
Series 2011-LC1A C 144A
5.663% 11/10/46 #●		815,000	896,953
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K038 A2 3.389%
3/25/24-		1,850,000	1,916,479
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●		485,000	508,269
Series 2011-K13 B 144A
4.60% 1/25/48 #●		650,000	688,562
Series 2011-K15 B 144A
4.948% 8/25/44 #●		75,000	80,597

6 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K19 B 144A
4.036% 5/25/45 #●		145,000	$147,474
Series 2012-K22 B 144A
3.687% 8/25/45 #●		665,000	659,437
Series 2012-K708 B 144A
3.754% 2/25/45 #●		1,705,000	1,735,695
Series 2012-K708 C 144A
3.754% 2/25/45 #●		230,000	232,427
Series 2012-K711 B 144A
3.562% 8/25/45 #●		820,000	829,199
Series 2013-K33 B 144A
3.503% 8/25/46 #●		505,000	488,540
Series 2013-K712 B 144A
3.371% 5/25/45 #●		2,215,000	2,221,978
Series 2013-K713 B 144A
3.165% 4/25/46 #●		1,215,000	1,207,967
Series 2013-K713 C 144A
3.165% 4/25/46 #●		1,000,000	962,766
German Residential Funding
Series 2013-1 A
1.046% 8/27/24 ●	EUR	3,982,434	4,375,316
Series 2013-1 B
1.496% 8/27/24 ●	EUR	2,871,057	3,154,297
Series 2013-2 A
0.896% 11/27/24 ●	EUR	2,914,610	3,185,519
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #		2,200,000	2,253,311
GS Mortgage Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #		1,415,000	1,518,912
Series 2010-C1 C 144A
5.635% 8/10/43 #●		375,000	406,282
Series 2014-GC24 A5
3.931% 9/10/47		1,800,000	1,872,813
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #		5,040,000	5,043,775
Series 2013-HLT BFX 144A
3.367% 11/5/30 #		1,620,000	1,621,204
Hyatt Hotel Portfolio Trust
Series 2015-HYT A 144A
1.581% 11/15/29 #●		900,000	900,194
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47		832,664	824,061
Series 2014-C22 B
4.561% 9/15/47 ●		470,000	477,632
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.498% 8/12/37 ●		230,000	247,103
Series 2005-LDP5 D
5.522% 12/15/44 ●		420,000	418,952
Series 2006-LDP8 A1A
5.397% 5/15/45		427,382	431,665
Series 2006-LDP8 AM
5.44% 5/15/45		5,268,000	5,359,848
Series 2007-LDPX A3
5.42% 1/15/49		1,032,222	1,053,490
Series 2011-C5 C 144A
5.323% 8/15/46 #●		410,000	436,384
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31		22,381	22,456
Series 2006-C6 AJ
5.452% 9/15/39 ●		920,000	925,706
Series 2006-C6 AM
5.413% 9/15/39		2,445,000	2,489,884
ML-CFC Commercial
Mortgage Trust
Series 2007-7 A4
5.743% 6/12/50 ●		910,124	944,478
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C23 A4
3.719% 7/15/50		630,000	642,004
Series 2015-C26 A5
3.531% 10/15/48		4,000,000	4,000,984
Morgan Stanley Capital I Trust
Series 2005-HQ7 C
5.191% 11/14/42 ●		763,803	762,641
Series 2015-XLF1 A 144A
1.467% 8/14/31 #●		1,648,922	1,642,689
Morgan Stanley Re-REMIC
Trust
Series 2009-GG10 A4A
144A 5.794% 8/12/45 #●		4,015,332	4,125,004
RFTI
Series 2015-FL1 A 144A
2.081% 8/15/30 #●		2,200,000	2,185,040
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #		415,000	425,633

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C28 A4FL
144A
0.501% 10/15/48 #●	855,981	$849,094
Series 2007-C31 A5FL
144A 0.561% 4/15/47 #●	400,000	386,903
Series 2007-C32 A4FL
144A 0.374% 6/15/49 #●	700,000	690,473
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	1,020,000	1,013,898
WFRBS Commercial Mortgage
Trust
Series 2014-C23 A5
3.917% 10/15/57	545,000	566,080
Total Commercial
Mortgage-Backed
Securities
(cost $103,044,882)		101,488,156

Convertible Bonds – 0.73%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18 @	614,000	619,373
Ares Capital 5.75% exercise
price $18.36, expiration
date 2/1/16	206,000	206,386
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	562,000	610,824
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	167,000	223,989
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	662,000	675,240
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	275,000	229,281
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #@	550,000	544,844
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20	552,000	515,085
Cemex 3.72% exercise price
$11.90, expiration date
3/15/20	391,000	308,646
Chart Industries 2.00%
exercise price $69.03,
expiration date 7/30/18 @	616,000	535,920
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	278,000	346,110
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #@	125,000	125,313
GAIN Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18 @	314,000	315,766
General Cable 4.50% exercise
price $33.38, expiration
date 11/15/29 @ϕ	591,000	364,573
Gilead Sciences 1.625%
exercise price $22.44,
expiration date 4/29/16	131,000	585,571
HealthSouth 2.00% exercise
price $38.08, expiration
date 11/30/43	450,000	487,125
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	410,000	325,181
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	259,000	346,736
Huron Consulting Group
1.25% exercise price
$79.89, expiration date
9/27/19	135,000	134,241
inContact 144A 2.50%
exercise price $14.23,
expiration date 4/1/22 #	507,000	479,432
Infinera 1.75% exercise price
$12.58, expiration date
5/30/18	123,000	190,343
Intel 3.25% exercise price
$21.47, expiration date
8/1/39	200,000	333,001
Jefferies Group 3.875%
exercise price $44.53,
expiration date 10/31/29	464,000	463,420

8 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
Liberty Interactive 144A
1.00% exercise price
$64.23, expiration date
9/28/43 #		447,000	$386,376
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ		849,000	807,081
Microchip Technology 144A
1.625% exercise price
$66.61, expiration date
2/13/25 #		224,000	223,720
New Mountain Finance
5.00% exercise price
$15.93, expiration date
6/14/19 @		91,000	89,407
Novellus Systems 2.625%
exercise price $34.37,
expiration date 5/14/41		268,000	631,977
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31		30,000	30,281
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17		490,000	670,994
NXP Semiconductors 1.00%
exercise price $102.84,
expiration date 11/27/19		262,000	288,364
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #		540,000	529,875
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18 @		374,000	329,587
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21 @		634,000	601,114
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 @		128,000	84,400
TPG Specialty Lending 4.50%
exercise price $25.83,
expiration date
12/15/19 @		355,000	351,006
Vector Group
1.75% exercise price
$24.64, expiration date
4/15/20 ●		486,000	557,989
2.50% exercise price
$15.98, expiration date
1/14/19 ●		147,000	225,982
VEREIT 3.75% exercise price
$14.99, expiration date
12/14/20 @		465,000	418,212
Total Convertible Bonds
(cost $14,835,712)			15,192,765

Corporate Bonds – 34.03%
Banking – 10.54%
Abbey National Treasury
Services
1.012% 3/13/17 ●		225,000	224,536
1.232% 8/24/18 ●		730,000	730,196
Ally Financial
3.50% 7/18/16		200,000	201,000
4.75% 9/10/18		200,000	205,250
5.50% 2/15/17		2,500,000	2,581,250
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	200,743
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	151,000	113,417
Banco Bilbao Vizcaya
Argentaria
6.75% 12/29/49 ●	EUR	400,000	426,047
Banco Bilbao Vizcaya
Argentaria Colombia 144A
4.875% 4/21/25 #		640,000	614,400
Banco Espirito Santo
4.00% 1/21/19 ‡	EUR	1,900,000	282,868
Banco Nacional de Comercio
Exterior 144A
4.375% 10/14/25 #		855,000	846,450
Banco Votorantim 144A
5.25% 2/11/16 #		2,300,000	2,301,150
Bank of America
0.812% 6/15/17 ●		3,800,000	3,770,740
1.361% 1/15/19 ●		830,000	833,660
2.60% 1/15/19		1,200,000	1,204,782
3.30% 1/11/23		716,000	705,870
3.875% 8/1/25		1,770,000	1,800,354
3.95% 4/21/25		3,730,000	3,639,141
5.65% 5/1/18		3,300,000	3,550,457
5.75% 12/1/17		700,000	749,165
6.00% 9/1/17		3,200,000	3,406,822
6.40% 8/28/17		1,000,000	1,071,620
6.875% 4/25/18		4,125,000	4,553,385
7.625% 6/1/19		800,000	927,362
Bank of Montreal
0.841% 7/15/16 ●		565,000	565,552

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of New York Mellon
0.972% 9/11/19 ●		830,000	$823,620
2.15% 2/24/20		1,960,000	1,939,869
Bank of Nova Scotia
0.841% 7/15/16 ●		835,000	835,983
Barclays Bank
7.625% 11/21/22		1,200,000	1,368,750
BB&T
0.989% 2/1/19 ●		750,000	744,059
1.372% 6/15/18 ●		65,000	65,168
5.25% 11/1/19		1,241,000	1,357,835
BBVA Banco Continental
144A 2.25% 7/29/16 #		900,000	904,500
BBVA Bancomer
144A 6.50% 3/10/21 #		435,000	463,275
144A 7.25% 4/22/20 #		100,000	106,675
BNP Paribas 144A
7.375% 8/19/25 #●		2,300,000	2,363,250
Branch Banking & Trust
3.80% 10/30/26		1,270,000	1,291,055
CIT Group
5.25% 3/15/18		6,100,000	6,313,500
144A 5.50% 2/15/19 #		2,800,000	2,933,000
Citigroup
1.202% 7/30/18 ●		1,000,000	1,000,162
4.05% 7/30/22		150,000	153,650
Citizens Financial Group
4.30% 12/3/25		965,000	972,005
City National 5.25% 9/15/20		770,000	856,831
Compass Bank
3.875% 4/10/25		1,145,000	1,051,470
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	1,740,000	206,181
4.25% 1/13/22	AUD	353,000	264,599
4.375% 8/4/25		2,000,000	2,038,068
6.875% 3/19/20	EUR	2,400,000	3,110,135
Credit Agricole 144A
1.457% 6/10/20 #●		1,000,000	1,000,354
Credit Suisse Group 144A
6.25% 12/29/49 #●		270,000	270,640
Credit Suisse Group Funding
Guernsey
144A 2.75% 3/26/20 #		2,449,000	2,428,186
144A 3.125% 12/10/20 #		1,445,000	1,440,067
144A 3.75% 3/26/25 #		905,000	877,077
144A 3.80% 9/15/22 #		3,350,000	3,352,265
DBS Bank 144A
3.625% 9/21/22 #●		700,000	712,765
DNB Bank 144A
3.20% 4/3/17 #		3,300,000	3,364,795
Eksportfinans
2.375% 5/25/16		500,000	500,663
5.50% 5/25/16		800,000	810,556
5.50% 6/26/17		600,000	625,464
Export-Import Bank of Korea
1.376% 9/17/16 ●		900,000	901,772
4.375% 9/15/21		700,000	758,144
5.00% 4/11/22		2,000,000	2,242,832
5.125% 6/29/20		1,500,000	1,659,113
Fifth Third Bancorp
2.875% 7/27/20		435,000	434,979
Fifth Third Bank
1.28% 8/20/18 ●		905,000	906,897
Finnvera 144A
2.375% 6/4/25 #		1,355,000	1,313,831
Goldman Sachs Group
1.048% 5/22/17 ●		1,800,000	1,798,110
1.462% 11/15/18 ●		420,000	422,000
1.476% 4/23/20 ●		1,800,000	1,804,529
1.712% 9/15/20 ●		1,700,000	1,705,613
3.55% 8/21/19 ●	AUD	140,000	102,125
3.55% 2/12/21	CAD	100,000	76,332
5.20% 12/17/19	NZD	206,000	145,849
5.95% 1/18/18		700,000	754,248
6.25% 9/1/17		1,100,000	1,178,499
HBOS 1.152% 9/6/17 ●		500,000	497,749
HSBC Bank 144A
1.002% 5/15/18 #●		620,000	617,975
HSBC Holdings
6.375% 3/29/49 ●		2,200,000	2,202,750
ICICI Bank 4.75% 11/25/16		2,600,000	2,663,011
Industrial & Commercial Bank
of China 144A
4.875% 9/21/25 #		905,000	918,975
ING Bank 144A
1.144% 8/17/18 #●		4,500,000	4,516,362
ING Groep
6.50% 12/31/45 ●		645,000	633,309
JPMorgan Chase
0.953% 1/28/19 ●		574,000	570,181
2.25% 1/23/20		10,275,000	10,114,165
2.75% 6/23/20		105,000	105,533
4.25% 11/2/18	NZD	570,000	394,658
4.25% 10/1/27		290,000	289,970
4.40% 7/22/20		400,000	427,216
5.30% 12/29/49 ●		2,300,000	2,297,125
6.30% 4/23/19		300,000	336,542

10 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase Bank
0.832% 6/13/16 ●		500,000	$499,311
4.375% 11/30/21 ●	EUR	2,600,000	2,906,665
6.00% 10/1/17		600,000	641,656
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,403,610
KEB Hana Bank
1.375% 2/5/16		1,800,000	1,800,076
KeyBank
3.18% 5/22/22		250,000	247,215
3.30% 6/1/25		1,240,000	1,227,929
6.95% 2/1/28		1,220,000	1,514,246
KeyCorp 2.90% 9/15/20		2,500,000	2,493,317
Korea Development Bank
1.50% 1/22/18		900,000	892,479
Lloyds Bank
1.144% 8/17/18 ●		3,200,000	3,201,770
1.75% 5/14/18		400,000	399,366
144A
12.00% 12/29/49 #●		4,800,000	6,848,640
Lloyds Banking Group
4.50% 11/4/24		415,000	422,041
144A 4.582% 12/10/25 #		660,000	662,917
7.50% 4/30/49 ●		695,000	741,913
7.625% 12/29/49 ●	GBP	500,000	773,871
7.875% 12/29/49 ●	GBP	200,000	312,910
Mitsubishi UFJ Trust &
Banking
144A 2.45% 10/16/19 #		500,000	498,647
144A 2.65% 10/19/20 #		500,000	500,042
Mizuho Bank 144A
2.45% 4/16/19 #		600,000	600,737
Morgan Stanley
1.17% 1/24/19 ●		369,000	368,327
1.463% 1/27/20 ●		845,000	847,634
2.125% 4/25/18		3,450,000	3,456,538
3.125% 8/5/21	CAD	387,000	288,725
3.95% 4/23/27		140,000	136,187
5.00% 9/30/21	AUD	359,000	274,253
5.45% 1/9/17		700,000	726,813
National City Bank
0.822% 6/7/17 ●		325,000	323,073
Nordea Bank 144A
6.125% 12/29/49 #●		1,040,000	1,019,408
PNC Bank
1.85% 7/20/18		700,000	698,890
2.30% 6/1/20		500,000	495,833
2.45% 11/5/20		530,000	527,978
PNC Bank
2.60% 7/21/20		700,000	700,278
3.30% 10/30/24		745,000	746,673
6.875% 4/1/18		1,415,000	1,551,133
PNC Funding 5.625% 2/1/17		225,000	233,977
Realkredit Danmark
2.00% 1/1/16	DKK	43,300,000	6,304,693
Regions Bank
2.25% 9/14/18		595,000	594,760
Royal Bank of Canada
0.646% 1/23/17 ●		530,000	529,659
Royal Bank of Scotland Group
144A 6.99% 10/29/49 #●		300,000	348,750
9.50% 3/16/22 ●		2,000,000	2,169,616
Santander Bank
1.251% 1/12/18 ●		1,400,000	1,390,655
Santander Issuances
5.179% 11/19/25		1,200,000	1,184,074
Santander UK Group Holdings
2.875% 10/16/20		440,000	437,893
144A 4.75% 9/15/25 #		1,760,000	1,745,285
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,403,760
144A 4.75% 11/24/25 #		1,110,000	1,076,164
144A 5.625% 11/24/45 #		200,000	192,296
State Street
2.55% 8/18/20		1,000,000	1,013,106
3.10% 5/15/23		525,000	519,314
3.55% 8/18/25		990,000	1,022,357
Sumitomo Mitsui Banking
0.699% 5/2/17 ●		1,000,000	999,790
SunTrust Banks
2.35% 11/1/18		535,000	538,152
SVB Financial Group
3.50% 1/29/25		2,205,000	2,116,615
Toronto-Dominion Bank
0.872% 4/30/18 ●		835,000	832,437
2.50% 12/14/20		1,130,000	1,130,846
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		1,083,000	1,078,912
UBS
4.75% 5/22/23 ●		400,000	407,127
5.875% 12/20/17		1,163,000	1,256,505
7.25% 2/22/22 ●		2,100,000	2,197,083
7.625% 8/17/22		500,000	570,753
UBS Group Funding Jersey
144A 2.95% 9/24/20 #		1,100,000	1,090,922
144A 4.125% 9/24/25 #		1,070,000	1,071,014

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
3.60% 9/11/24 @		1,275,000	$1,297,078
US Bank
0.552% 1/30/17 ●		850,000	849,826
2.80% 1/27/25		1,285,000	1,251,695
USB Capital IX 3.50%
10/29/49 @●		1,820,000	1,403,675
Wells Fargo
1.002% 1/30/20 ●		1,430,000	1,418,081
2.55% 12/7/20		4,355,000	4,336,578
3.50% 9/12/29	GBP	196,000	294,529
3.55% 9/29/25		1,500,000	1,515,351
4.30% 7/22/27		1,280,000	1,309,343
Woori Bank
144A 2.875% 10/2/18 #		565,000	573,368
144A 4.75% 4/30/24 #		1,000,000	1,025,238
Zions Bancorporation
4.50% 6/13/23		830,000	854,049
			218,179,510
Basic Industry – 1.16%
AECOM 5.875% 10/15/24		1,215,000	1,243,856
ArcelorMittal
6.125% 6/1/25		735,000	538,387
10.85% 6/1/19		830,000	782,275
Ball 5.25% 7/1/25		610,000	626,013
BHP Billiton Finance
3.25% 9/25/24	GBP	223,000	321,329
BHP Billiton Finance USA
0.853% 9/30/16 ●		500,000	498,576
144A 6.25% 10/19/75 #●		690,000	677,063
CF Industries 6.875% 5/1/18		1,655,000	1,794,195
Corp Nacional del Cobre de
Chile 144A
4.50% 9/16/25 #		920,000	868,689
Domtar 9.50% 8/1/16		327,000	342,468
Dow Chemical
8.55% 5/15/19		2,322,000	2,738,862
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,044,913
8.00% 1/15/24		1,927,000	2,440,680
Gerdau Holdings 144A
7.00% 1/20/20 #		710,000	639,000
Glencore Finance Canada
144A 3.60% 1/15/17 #		500,000	483,119
144A 5.80% 11/15/16 #		300,000	298,937
Grace (W.R.) 144A
5.125% 10/1/21 #		130,000	131,625
GTL Trade Finance 144A
5.893% 4/29/24 #		255,000	182,325
Heathrow Funding 144A
4.875% 7/15/21 #		200,000	215,667
Joseph T Ryerson & Son
11.25% 10/15/18 @		89,000	66,750
Lundin Mining 144A
7.50% 11/1/20 #		460,000	432,400
LyondellBasell Industries
4.625% 2/26/55		515,000	419,320
5.00% 4/15/19		500,000	532,273
Methanex 4.25% 12/1/24		1,270,000	1,128,005
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		258,000	258,964
144A 6.625% 10/14/22 #		605,000	617,487
NOVA Chemicals 144A
5.00% 5/1/25 #		1,156,000	1,118,430
OCP
144A 4.50% 10/22/25 #		1,180,000	1,103,376
144A 6.875% 4/25/44 #		535,000	527,152
Phosagro 144A
4.204% 2/13/18 #		663,000	657,613
PolyOne 5.25% 3/15/23		290,000	284,200
PPG Industries
2.30% 11/15/19		685,000	678,540
Rio Tinto Finance USA
1.366% 6/17/16 ●		420,000	418,580
			24,111,069
Brokerage – 0.31%
Affiliated Managers Group
3.50% 8/1/25		830,000	791,032
Bear Stearns
6.40% 10/2/17		700,000	754,037
7.25% 2/1/18		2,000,000	2,206,820
Jefferies Group
6.45% 6/8/27		331,000	351,243
6.50% 1/20/43		220,000	204,040
Lazard Group
3.75% 2/13/25		2,100,000	1,941,225
6.85% 6/15/17		215,000	228,992
			6,477,389
Capital Goods – 0.81%
Brambles USA 144A
4.125% 10/23/25 #		370,000	372,786
BWAY Holding 144A
9.125% 8/15/21 #		547,000	514,180
Cemex
144A 5.875% 3/25/19 #		200,000	191,000

12 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Cemex
144A 6.50% 12/10/19 #		325,000	$314,437
144A 7.25% 1/15/21 #		305,000	294,325
Cemex Finance 144A
9.375% 10/12/22 #		670,000	708,525
Crane
2.75% 12/15/18		170,000	169,591
4.45% 12/15/23		1,180,000	1,217,266
Embraer Netherlands Finance
5.05% 6/15/25		635,000	579,437
Fortune Brands Home &
Security 3.00% 6/15/20		580,000	577,431
General Electric
4.00% 12/29/49 ●		2,098,650	2,101,273
Lafarge 6.50% 7/15/16		200,000	205,075
Lockheed Martin
2.50% 11/23/20		360,000	358,273
3.10% 1/15/23		2,700,000	2,702,452
3.55% 1/15/26		575,000	578,209
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		240,000	244,050
Parker-Hannifin
3.30% 11/21/24		65,000	65,633
Reynolds Group Issuer
8.25% 2/15/21		240,000	232,200
SBA Tower Trust
144A 2.24% 4/16/18 #		735,000	721,591
144A 2.898% 10/15/19 #		600,000	586,325
Siemens Financierings-
maatschappij
144A 0.673% 5/25/18 #●		610,000	608,627
144A 2.90% 5/27/22 #		600,000	600,631
TransDigm 6.50% 7/15/24		65,000	64,967
Trinity Industries
4.55% 10/1/24 @		1,010,000	926,782
Tyco Electronics Group
0.524% 1/29/16 ●		515,000	514,850
Union Andina de Cementos
144A 5.875% 10/30/21 #		610,000	590,175
USG 6.30% 11/15/16		800,000	828,480
			16,868,571
Communications – 3.29%
21st Century Fox America
144A 3.70% 10/15/25 #		370,000	369,835
144A 4.95% 10/15/45 #		1,000,000	988,615
Altice US Finance I 144A
5.375% 7/15/23 #		500,000	502,500
America Movil
5.00% 3/30/20		620,000	674,071
AT&T
1.533% 6/30/20 ●		2,210,000	2,196,572
3.40% 5/15/25		2,300,000	2,214,884
4.50% 5/15/35		590,000	547,380
Bell Canada 3.35% 3/22/23	CAD	219,000	161,838
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #		615,000	647,800
CC Holdings GS V
3.849% 4/15/23		450,000	442,330
CCO Holdings
144A 5.125% 5/1/23 #		440,000	441,100
5.25% 9/30/22		290,000	293,625
CCO Safari II
144A 4.464% 7/23/22 #		700,000	698,342
144A 4.908% 7/23/25 #		2,510,000	2,511,348
CenturyLink
5.80% 3/15/22		1,160,000	1,067,490
6.75% 12/1/23		359,000	337,909
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #		435,000	426,844
Colombia Telecomunicaciones
144A 5.375% 9/27/22 #		875,000	791,875
Columbus International 144A
7.375% 3/30/21 #		595,000	591,281
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	106,751
144A 4.883% 8/15/20 #		2,090,000	2,240,254
CSC Holdings 5.25% 6/1/24		1,604,000	1,411,520
Deutsche Telekom
International Finance
6.50% 4/8/22	GBP	36,000	64,520
Digicel Group 144A
8.25% 9/30/20 #		1,380,000	1,145,400
DISH DBS 5.00% 3/15/23		555,000	482,850
Frontier Communications
144A 8.875% 9/15/20 #		805,000	817,075
Gray Television
7.50% 10/1/20		695,000	716,719
Grupo Televisa
5.00% 5/13/45		245,000	211,877
6.125% 1/31/46		570,000	569,487
GTP Acquisition Partners I
144A 2.35% 6/15/20 #		530,000	514,625
Hughes Satellite Systems
7.625% 6/15/21		306,000	325,507

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Interpublic Group
2.25% 11/15/17		15,000	$14,961
KT 144A 1.75% 4/22/17 #		900,000	897,881
Level 3 Financing 144A
5.375% 5/1/25 #		966,000	964,793
Millicom International Cellular
144A 6.00% 3/15/25 #		675,000	577,125
144A 6.625% 10/15/21 #		685,000	636,194
MTS International Funding
144A 8.625% 6/22/20 #		670,000	742,255
Myriad International Holdings
144A 5.50% 7/21/25 #		1,040,000	1,004,848
NBCUniversal Enterprise
144A 1.006% 4/15/18 #●		840,000	839,068
Neptune Finco 144A
6.625% 10/15/25 #		240,000	250,200
Nielsen Finance 144A
5.00% 4/15/22 #		355,000	351,894
Numericable-SFR 144A
6.00% 5/15/22 #		485,000	471,663
Orange 2.75% 9/14/16		100,000	101,141
Scripps Networks Interactive
3.50% 6/15/22		300,000	289,060
SES 144A 3.60% 4/4/23 #		1,555,000	1,519,810
SES GLOBAL Americas
Holdings 144A
5.30% 3/25/44 #		1,495,000	1,430,175
Sinclair Television Group
5.375% 4/1/21		1,405,000	1,413,781
Sirius XM Radio 144A
5.375% 4/15/25 #		1,732,000	1,747,155
Sky 144A 3.75% 9/16/24 #		1,290,000	1,262,222
Sprint
7.125% 6/15/24		1,682,000	1,221,553
7.875% 9/15/23		170,000	128,095
Sprint Communications
6.00% 12/1/16		4,400,000	4,400,000
9.125% 3/1/17		100,000	102,000
Telefonica Emisiones
6.421% 6/20/16		1,750,000	1,790,420
Time Warner 4.85% 7/15/45		1,150,000	1,099,276
Time Warner Cable
5.50% 9/1/41		250,000	226,649
6.75% 7/1/18		1,500,000	1,637,521
T-Mobile USA
6.125% 1/15/22		515,000	530,450
6.836% 4/28/23		380,000	394,250
Tribune Media 144A
5.875% 7/15/22 #		628,000	629,570
UPCB Finance IV 144A
5.375% 1/15/25 #		488,000	462,380
Verizon Communications
2.252% 9/14/18 ●		1,550,000	1,588,136
2.50% 9/15/16		38,000	38,303
2.625% 2/21/20		800,000	803,562
3.00% 11/1/21		5,000	4,993
3.25% 2/17/26	EUR	323,000	392,740
3.65% 9/14/18		1,400,000	1,464,905
4.50% 9/15/20		2,000,000	2,151,092
4.862% 8/21/46		1,707,000	1,622,314
5.15% 9/15/23		3,785,000	4,167,614
Vimpel Communications
144A 7.748% 2/2/21 #		620,000	635,945
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		990,000	965,250
VTR Finance 144A
6.875% 1/15/24 #		1,525,000	1,406,813
Wind Acquisition Finance
144A 7.375% 4/23/21 #		395,000	374,263
WPP Finance 2010
5.625% 11/15/43		225,000	229,074
Zayo Group 6.00% 4/1/23		695,000	660,250
			68,153,868
Consumer Cyclical – 2.84%
American Axle &
Manufacturing
6.25% 3/15/21		415,000	431,081
American Honda Finance
144A 0.782% 5/26/16 #●		435,000	435,448
AutoNation
3.35% 1/15/21		225,000	224,458
4.50% 10/1/25		60,000	60,980
AutoZone 6.95% 6/15/16		300,000	307,433
CVS Health
2.80% 7/20/20		4,510,000	4,534,976
144A 5.00% 12/1/24 #		241,000	261,186
CVS Pass Through Trust 144A
5.773% 1/10/33 # ⧫		87,030	93,851
Daimler 2.75% 12/10/18	NOK	1,870,000	218,450
Daimler Finance North
America
144A 0.669% 8/1/17 #●		540,000	536,466
144A 0.837% 3/10/17 #●		650,000	646,716
144A 1.044% 8/3/17 #●		4,500,000	4,496,495
144A 2.00% 8/3/18 #		3,800,000	3,776,071
Delphi Automotive
3.15% 11/19/20		825,000	824,857

14 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Dr Horton
3.75% 3/1/19		200,000	$200,500
4.00% 2/15/20		200,000	202,140
Ford Motor 7.45% 7/16/31		745,000	921,604
Ford Motor Credit
0.982% 9/8/17 ●		500,000	493,233
2.24% 6/15/18		430,000	426,342
3.20% 1/15/21		4,600,000	4,574,153
4.05% 12/10/18	AUD	246,000	179,579
4.207% 4/15/16		1,300,000	1,310,500
5.875% 8/2/21		1,000,000	1,116,474
General Motors Financial
3.00% 9/25/17		900,000	903,826
3.10% 1/15/19		1,070,000	1,069,210
3.45% 4/10/22		1,160,000	1,114,287
4.00% 1/15/25		1,055,000	1,002,803
4.30% 7/13/25		200,000	194,312
4.375% 9/25/21		695,000	705,652
4.75% 8/15/17		900,000	933,159
Harman International
Industries 4.15% 5/15/25		595,000	571,339
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	611,510
144A 2.55% 2/6/19 #		715,000	709,973
Hyundai Capital Services
144A 1.333% 3/18/17 #●		205,000	204,467
INVISTA Finance 144A
4.25% 10/15/19 #		1,060,000	1,033,500
Kia Motors 3.625% 6/14/16		900,000	907,470
Landry’s 144A
9.375% 5/1/20 #		515,000	544,613
Lear 5.25% 1/15/25		495,000	506,137
Lowe’s 0.907% 9/10/19 ●		520,000	517,311
Marriott International
3.375% 10/15/20		650,000	662,327
McDonald’s 3.70% 1/30/26		170,000	170,215
Meritor 6.75% 6/15/21		210,000	194,250
MGM Resorts International
6.00% 3/15/23		1,033,000	1,027,835
7.50% 6/1/16		100,000	102,094
10.00% 11/1/16		700,000	741,706
Nemak 144A
5.50% 2/28/23 #		665,000	669,987
PACCAR Financial
1.052% 12/6/18 ●		835,000	837,235
QVC 5.45% 8/15/34		990,000	858,741
RCI Banque 144A
4.60% 4/12/16 #		900,000	907,709
Sally Holdings 5.75% 6/1/22		15,000	15,600
Schaeffler Holding Finance
PIK 6.875% 8/15/18 ❆	EUR	1,300,000	1,465,333
Signet UK Finance
4.70% 6/15/24		1,290,000	1,272,535
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @		1,845,000	1,809,532
4.50% 10/1/34 @		160,000	144,674
Toyota Credit Canada
2.05% 5/20/20	CAD	100,000	72,806
Toyota Finance Australia
2.25% 8/31/16	NOK	110,000	12,486
3.04% 12/20/16	NZD	760,000	517,430
Toyota Motor Credit
2.80% 7/13/22		420,000	418,425
Tupy Overseas 144A
6.625% 7/17/24 #@		500,000	438,750
Volkswagen International
Finance 144A
0.804% 11/18/16 #●		1,620,000	1,596,403
Wyndham Worldwide
2.95% 3/1/17		700,000	704,441
Wynn Las Vegas 144A
5.50% 3/1/25 #		6,600,000	5,907,000
ZF North America Capital
144A 4.00% 4/29/20 #		400,000	404,800
			58,754,876
Consumer Non-Cyclical – 2.69%
Actavis Funding
1.30% 6/15/17		900,000	891,760
2.35% 3/12/18		500,000	500,786
3.00% 3/12/20		1,300,000	1,302,217
3.45% 3/15/22		1,000,000	1,002,444
Adani Ports & Special
Economic Zone 144A
3.50% 7/29/20 #		300,000	296,111
Amgen
0.978% 5/22/19 ●		1,000,000	990,469
2.30% 6/15/16		25,000	25,147
4.00% 9/13/29	GBP	216,000	324,137
Anheuser-Busch InBev
Finance 0.729% 2/1/19 ●		340,000	334,081
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,107,161
AstraZeneca
2.375% 11/16/20		885,000	879,685
3.375% 11/16/25		1,465,000	1,457,419

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
BAT International Finance
144A 2.75% 6/15/20 #		700,000	$700,524
Bayer US Finance 144A
0.892% 10/6/17 #●		295,000	294,253
Becton Dickinson
6.375% 8/1/19		1,330,000	1,502,570
Boston Scientific
3.375% 5/15/22		3,800,000	3,754,039
Campbell Soup
3.30% 3/19/25		1,135,000	1,131,132
Celgene
2.875% 8/15/20		165,000	163,932
3.25% 8/15/22		925,000	919,021
Cencosud 144A
5.15% 2/12/25 #		730,000	679,868
Community Health Systems
6.875% 2/1/22		1,958,000	1,867,443
ConAgra Foods
0.687% 7/21/16 ●		260,000	259,551
DaVita HealthCare Partners
5.00% 5/1/25		2,371,000	2,293,943
ENA Norte Trust 144A
4.95% 4/25/23 #		517,036	529,507
Express Scripts Holding
2.25% 6/15/19		765,000	761,118
3.50% 6/15/24		410,000	404,660
Gilead Sciences
2.55% 9/1/20		500,000	500,137
HCA
3.75% 3/15/19		1,700,000	1,717,000
5.375% 2/1/25		1,561,000	1,543,439
HealthSouth
5.125% 3/15/23		235,000	226,187
5.75% 11/1/24		178,000	170,657
144A 5.75% 9/15/25 #		190,000	177,650
HPHT Finance 15 144A
2.875% 3/17/20 #		835,000	831,486
Immucor 11.125% 8/15/19		1,278,000	1,169,370
Imperial Tobacco Finance
144A 2.05% 2/11/18 #		270,000	268,915
144A 2.05% 7/20/18 #		1,300,000	1,293,585
144A 2.95% 7/21/20 #		700,000	702,113
JB y Cia 144A
3.75% 5/13/25 #		1,290,000	1,235,239
JBS Investments 144A
7.75% 10/28/20 #		690,000	665,850
JBS USA
144A 5.75% 6/15/25 #		407,000	356,125
144A 5.875% 7/15/24 #		320,000	291,200
Kinetic Concepts
10.50% 11/1/18		290,000	283,475
Kraft Heinz Foods 144A
2.00% 7/2/18 #		400,000	398,352
Kroger 0.845% 10/17/16 ●		420,000	419,814
Mallinckrodt International
Finance
144A 4.875% 4/15/20 #		430,000	416,025
144A 5.50% 4/15/25 #		887,000	820,475
Medtronic 0.497% 2/27/17 ●		1,430,000	1,423,798
Merck
0.716% 2/10/20 ●		900,000	895,370
0.724% 5/18/18 ●		680,000	680,909
Mondelez International
4.125% 2/9/16		750,000	751,951
PepsiCo 0.671% 10/13/17 ●		700,000	700,384
Perrigo Finance Unlimited
3.50% 12/15/21		1,975,000	1,922,222
Pfizer 0.812% 6/15/18 ●		754,000	751,697
Prestige Brands 144A
5.375% 12/15/21 #		277,000	267,305
Reynolds American
3.25% 6/12/20		535,000	544,281
St. Jude Medical
2.80% 9/15/20		125,000	125,184
Tenet Healthcare
4.50% 4/1/21		380,000	372,400
Tyson Foods 2.65% 8/15/19		1,500,000	1,502,087
United Rentals North America
5.50% 7/15/25		1,351,000	1,315,536
5.75% 11/15/24		27,000	26,865
Valeant Pharmaceuticals
International
4.50% 5/15/23	EUR	4,200,000	3,984,038
Zimmer Biomet Holdings
3.375% 11/30/21		1,290,000	1,292,923
4.625% 11/30/19		1,270,000	1,357,301
			55,774,323
Energy – 2.36%
BP Capital Markets
4.75% 3/10/19		160,000	171,167
Canadian Natural Resources
0.978% 3/30/16 ●		680,000	678,531
Chevron 0.952% 3/3/22 ●		1,575,000	1,524,200
CNOOC Finance 2012 144A
3.875% 5/2/22 #		8,955,000	9,071,308
ConocoPhillips
1.262% 5/15/22 ●		1,075,000	1,060,682

16 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Continental Resources
4.50% 4/15/23		1,290,000	$928,151
Devon Energy
1.052% 12/15/16 ●		500,000	494,999
Ecopetrol 5.375% 6/26/26		1,150,000	981,813
Exxon Mobil
0.822% 3/6/22 ●		1,125,000	1,107,334
Freeport-McMoran Oil & Gas
6.625% 5/1/21		200,000	122,500
Harvest Operations
2.125% 5/14/18		500,000	498,465
Lukoil International Finance
144A 3.416% 4/24/18 #		515,000	502,748
Murphy Oil USA
6.00% 8/15/23		580,000	611,900
Noble Energy
5.05% 11/15/44		705,000	571,154
Petrobras Global Finance
1.99% 5/20/16 ●		4,200,000	4,105,500
2.00% 5/20/16		200,000	197,500
2.461% 1/15/19 ●		1,900,000	1,448,750
2.886% 3/17/17 ●		800,000	735,000
3.406% 3/17/20 ●		160,000	114,000
3.50% 2/6/17		600,000	562,500
4.375% 5/20/23		1,000,000	662,500
4.875% 3/17/20		100,000	75,250
5.375% 1/27/21		600,000	448,500
5.875% 3/1/18		1,615,000	1,441,387
6.125% 10/6/16		100,000	99,250
6.75% 1/27/41		300,000	193,500
6.85% 6/5/15		2,700,000	1,761,750
7.25% 3/17/44		600,000	408,000
7.875% 3/15/19		700,000	621,250
Petroleos Mexicanos
144A 3.50% 7/23/20 #		445,000	422,305
6.50% 6/2/41		390,000	339,105
Petronas Global Sukuk 144A
2.707% 3/18/20 #		965,000	950,624
Shell International Finance
0.572% 11/15/16 ●		340,000	339,819
0.806% 5/11/20 ●		595,000	586,907
Sinopec Group Overseas
Development 2012
2.75% 5/17/17		500,000	504,581
144A 3.90% 5/17/22 #		3,200,000	3,264,506
Sinopec Group Overseas
Development 2014
144A 1.75% 4/10/17 #		500,000	498,509
4.375% 4/10/24		4,600,000	4,762,348
Southwestern Energy
4.05% 1/23/20		100,000	72,625
7.50% 2/1/18		2,500,000	2,128,125
Statoil 0.804% 11/8/18 ●		835,000	829,033
Woodside Finance
144A 3.65% 3/5/25 #		890,000	789,775
144A 4.60% 5/10/21 #		200,000	202,993
144A 8.75% 3/1/19 #		1,125,000	1,291,574
YPF
7.862% 8/15/18 @●		323,529	324,330
144A 8.75% 4/4/24 #		395,000	385,125
			48,891,873
Finance Companies – 1.71%
AerCap Ireland Capital
4.625% 10/30/20		800,000	821,000
4.625% 7/1/22		575,000	582,906
American Express
7.00% 3/19/18		6,600,000	7,323,136
American Express Credit
1.083% 3/18/19 ●		1,500,000	1,483,650
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 # ⧫		200,000	235,861
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #		690,000	681,375
144A 5.25% 7/15/29 #●		315,000	310,275
GE Capital International
Funding 144A
2.342% 11/15/20 #		251,000	249,077
General Electric Capital
0.714% 5/5/26 ●		920,000	855,083
144A 3.80% 6/18/19 #		345,000	362,860
4.25% 1/17/18	NZD	140,000	96,686
4.65% 10/17/21		89,000	98,613
5.55% 5/4/20		470,000	532,618
6.00% 8/7/19		1,025,000	1,161,730
HSBC Finance
0.844% 6/1/16 ●		1,500,000	1,497,468
International Lease Finance
5.75% 5/15/16		900,000	913,500
144A 6.75% 9/1/16 #		1,640,000	1,687,150
144A 7.125% 9/1/18 #		100,000	109,875
8.75% 3/15/17		3,300,000	3,522,750
LeasePlan 144A
2.875% 1/22/19 #		1,600,000	1,580,541
Murray Street Investment
Trust I 4.647% 3/9/17 ϕ		4,700,000	4,843,782
Navient 7.25% 1/25/22		750,000	704,063

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	860,000	$855,408
Springleaf Finance
6.90% 12/15/17	3,300,000	3,423,750
Synchrony Financial
1.564% 2/3/20 ●	500,000	492,583
Waha Aerospace
3.925% 7/28/20	1,050,000	1,090,058
		35,515,798
Insurance – 0.61%
Berkshire Hathaway Finance
2.90% 10/15/20	885,000	917,800
Highmark
144A 4.75% 5/15/21 #@	445,000	453,028
144A 6.125% 5/15/41 #@	160,000	159,190
HUB International 144A
7.875% 10/1/21 #	516,000	465,690
Jackson National Life Global
Funding 144A
1.25% 2/21/17 #	200,000	199,509
Liberty Mutual Group 144A
4.95% 5/1/22 #	320,000	339,656
MetLife Capital Trust IV 144A
7.875% 12/15/37 #	300,000	367,500
MetLife Capital Trust X 144A
9.25% 4/8/38 #	1,100,000	1,520,750
Metropolitan Life Global
Funding I 144A
0.851% 7/15/16 #●	535,000	535,887
Prudential Financial
5.375% 5/15/45 ●	765,000	765,000
5.625% 6/15/43 ●	440,000	451,000
5.875% 9/15/42 ●	555,000	579,697
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	1,130,000	1,133,269
144A 4.125% 11/1/24 #	1,460,000	1,467,649
USI 144A 7.75% 1/15/21 #	92,000	88,665
Voya Financial
5.65% 5/15/53 ●	875,000	866,250
XLIT
4.45% 3/31/25	1,125,000	1,103,722
5.50% 3/31/45	900,000	843,788
6.50% 12/29/49 ●	565,000	411,744
		12,669,794
Natural Gas – 1.17%
AmeriGas Finance
7.00% 5/20/22	435,000	423,037
CenterPoint Energy
5.95% 2/1/17	35,000	36,525
Dominion Gas Holdings
2.80% 11/15/20	160,000	160,630
3.60% 12/15/24	870,000	861,937
4.60% 12/15/44	1,845,000	1,721,296
Energy Transfer Partners
9.70% 3/15/19	694,000	764,849
EnLink Midstream Partners
4.15% 6/1/25	1,290,000	993,980
Enterprise Products Operating
7.034% 1/15/68 ●	300,000	305,250
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	360,827
Kinder Morgan
2.00% 12/1/17	600,000	578,362
7.00% 6/15/17	800,000	824,381
Kinder Morgan
Energy Partners
5.00% 10/1/21	620,000	585,923
5.95% 2/15/18	1,000,000	1,025,801
6.85% 2/15/20	700,000	724,669
Laclede Group
1.112% 8/15/17 ●	700,000	696,853
MPLX 144A
4.875% 12/1/24 #	419,000	378,147
Plains All American Pipeline
6.50% 5/1/18	800,000	826,621
8.75% 5/1/19	1,160,000	1,273,487
Ras Laffan Liquefied Natural
Gas II 5.298% 9/30/20	1,575,300	1,682,279
Regency Energy Partners
5.50% 4/15/23	220,000	198,367
5.875% 3/1/22	1,160,000	1,094,751
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	492,500
Sabine Pass Liquefaction
5.75% 5/15/24	5,500,000	4,812,500
Texas Eastern Transmission
144A 6.00% 9/15/17 #	800,000	843,993
Williams Partners
4.875% 5/15/23	1,800,000	1,461,343
7.25% 2/1/17	1,010,000	1,030,196
		24,158,504

18 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate - 1.35%
American Tower
2.80% 6/1/20	405,000	$400,750
4.00% 6/1/25	480,000	472,730
American Tower Trust I 144A
3.07% 3/15/23 #	970,000	953,529
Carey (W.P.) 4.60% 4/1/24	695,000	694,223
CBL & Associates
4.60% 10/15/24	865,000	816,760
5.25% 12/1/23	185,000	177,253
Corporate Office Properties
3.60% 5/15/23	690,000	636,770
5.25% 2/15/24	670,000	686,515
DDR
7.50% 4/1/17	940,000	1,001,713
7.875% 9/1/20	731,000	875,766
Digital Delta Holdings 144A
3.40% 10/1/20 #	2,100,000	2,104,549
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	938,993
Equinix 5.375% 4/1/23	1,203,000	1,233,075
GEO Group
5.125% 4/1/23	285,000	271,463
5.875% 10/15/24	285,000	277,875
Goodman Funding 144A
6.375% 11/12/20 #	5,300,000	6,025,231
HCP 5.375% 2/1/21	2,300,000	2,507,262
Hospitality Properties Trust
4.50% 3/15/25	870,000	836,830
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,226,491
4.50% 2/1/26	45,000	44,509
Kimco Realty 3.40% 11/1/22	190,000	188,496
Omega Healthcare Investors
4.50% 4/1/27	105,000	99,080
144A 5.25% 1/15/26 #	505,000	516,451
PLA Administradora Industrial
144A 5.25% 11/10/22 #	670,000	652,413
Prologis 4.00% 1/15/18	300,000	310,282
Qatari Diar Finance
5.00% 7/21/20	500,000	552,856
Regency Centers
5.875% 6/15/17	213,000	224,693
Trust F/1401 144A
5.25% 1/30/26 #	545,000	532,737
UDR 4.00% 10/1/25	325,000	328,740
Ventas Realty
4.125% 1/15/26	490,000	489,444
WEA Finance 144A
3.25% 10/5/20 #	1,800,000	1,808,863
		27,886,342
Technology – 1.14%
Alibaba Group Holding
0.932% 11/28/17 ●	345,000	342,762
2.50% 11/28/19	7,500,000	7,336,560
Apple 0.637% 5/6/19 ●	840,000	836,571
Baidu 2.75% 6/9/19	775,000	771,898
CDK Global 4.50% 10/15/24	700,000	697,793
Cisco Systems
0.914% 3/1/19 ●	650,000	649,919
eBay
0.809% 8/1/19 ●	765,000	739,219
1.35% 7/15/17	500,000	496,230
First Data
144A 5.00% 1/15/24 #	195,000	194,513
144A 5.75% 1/15/24 #	1,165,000	1,150,437
144A 7.00% 12/1/23 #	448,000	449,120
Hewlett Packard Enterprise
144A 2.45% 10/5/17 #	300,000	299,873
144A 2.85% 10/5/18 #	150,000	150,015
Intel 2.45% 7/29/20	200,000	202,418
International Business
Machines
0.917% 11/6/21 ●	690,000	684,945
1.625% 5/15/20	440,000	429,334
Jabil Circuit 7.75% 7/15/16	92,000	94,530
Micron Technology
5.50% 2/1/25	695,000	606,387
Microsoft 4.20% 11/3/35	370,000	378,579
Motorola Solutions
4.00% 9/1/24	575,000	499,877
Oracle
1.127% 10/8/19 ●	940,000	937,739
3.25% 5/15/30	915,000	860,753
QUALCOMM 3.00% 5/20/22	700,000	693,583
Samsung Electronics America
144A 1.75% 4/10/17 #	745,000	743,540
Symantec 4.20% 9/15/20	2,000,000	2,067,484
Tencent Holdings 144A
3.375% 5/2/19 #	1,265,000	1,287,318
		23,601,397
Transportation – 0.77%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	580,000	561,875

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ⧫	407,908	$432,382
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	442,657	442,923
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	367,418	355,017
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	245,000	247,756
AP Moeller - Maersk 144A
2.875% 9/28/20 #	200,000	198,156
Aviation Capital Group
144A 2.875% 9/17/18 #	445,000	443,003
144A 4.875% 10/1/25 #	495,000	492,584
144A 6.75% 4/6/21 #	790,000	885,787
Brambles USA 144A
5.35% 4/1/20 #	320,000	349,264
Burlington Northern Santa Fe
3.65% 9/1/25	65,000	65,991
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ⧫	648,468	731,634
CSX 3.35% 11/1/25	75,000	72,992
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ⧫	290,560	335,030
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 # ⧫	1,531,984	1,568,917
FedEx 4.75% 11/15/45	500,000	497,345
Kansas City Southern 144A
1.023% 10/28/16 #●	900,000	889,464
Latam Airlines 2015-1
Pass-Through Trust A 144A
4.20% 11/15/27 # ⧫	500,000	470,000
Penske Truck Leasing
144A 2.50% 3/15/16 #	1,400,000	1,402,489
144A 3.30% 4/1/21 #	520,000	513,278
144A 3.75% 5/11/17 #	200,000	204,104
UAL 2009-1 Pass Through
Trust 10.40% 11/1/16 ⧫	105,003	111,449
UAL 2009-2A Pass Through
Trust 9.75% 1/15/17 ⧫	512,681	541,519
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	339,598	347,663
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	650,000	656,533
United Parcel Service
5.125% 4/1/19	2,210,000	2,439,763
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ⧫	580,404	602,895
		15,859,813
Utilities – 3.28%
AES 5.50% 4/15/25	1,940,000	1,721,750
AES Gener
144A 5.00% 7/14/25 #	315,000	302,072
144A 5.25% 8/15/21 #	525,000	539,731
144A 8.375%
12/18/73 #@●	676,000	679,380
Ameren 3.65% 2/15/26	225,000	224,452
Ameren Illinois
3.25% 3/1/25	410,000	412,846
4.15% 3/15/46	695,000	695,427
9.75% 11/15/18	2,110,000	2,543,356
American Transmission
Systems 144A
5.25% 1/15/22 #	2,445,000	2,670,703
American Water Capital
3.40% 3/1/25	215,000	218,681
4.30% 9/1/45	885,000	897,948
Appalachian Power
3.40% 6/1/25	170,000	166,224
4.45% 6/1/45	585,000	557,522
Berkshire Hathaway Energy
3.75% 11/15/23	1,235,000	1,269,423
Calpine
5.375% 1/15/23	438,000	395,295
5.50% 2/1/24	699,000	620,363
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	580,921
CMS Energy
3.60% 11/15/25	55,000	54,766
6.25% 2/1/20	635,000	720,884
ComEd Financing III
6.35% 3/15/33 @	680,000	695,771
Commonwealth Edison
4.35% 11/15/45	1,160,000	1,170,527
Consumers Energy
4.10% 11/15/45	275,000	273,822
DTE Energy 144A
3.30% 6/15/22 #	855,000	858,818

20 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Duke Energy
1.625% 8/15/17	1,000,000	$999,044
3.75% 4/15/24	1,145,000	1,162,112
4.80% 12/15/45	1,110,000	1,125,855
Duke Energy Indiana
0.67% 7/11/16 ●	835,000	835,110
Dynegy
5.875% 6/1/23	159,000	128,393
7.625% 11/1/24	372,000	319,846
Electricite de France
144A 0.777% 1/20/17 #●	840,000	839,499
144A 5.25% 12/29/49 #●	1,400,000	1,321,250
Enel 144A
8.75% 9/24/73 #●	1,405,000	1,603,456
Enel Finance International
144A 6.00% 10/7/39 #	550,000	617,013
Entergy 4.00% 7/15/22	1,120,000	1,144,195
Entergy Arkansas
3.70% 6/1/24	115,000	117,414
3.75% 2/15/21	200,000	208,212
Entergy Louisiana
4.05% 9/1/23	1,555,000	1,605,477
Exelon 144A
3.95% 6/15/25 #	1,330,000	1,330,830
FirstEnergy 2.75% 3/15/18	1,000,000	1,005,063
Great Plains Energy
4.85% 6/1/21	545,000	585,990
Integrys Holding 6.11%
12/1/66 @●	1,200,000	912,174
IPALCO Enterprises
5.00% 5/1/18	165,000	173,663
ITC Holdings 3.65% 6/15/24	70,000	69,076
Jersey Central Power & Light
7.35% 2/1/19	1,000,000	1,126,256
Kansas City Power & Light
3.65% 8/15/25	1,350,000	1,362,173
LG&E & KU Energy
3.75% 11/15/20	165,000	170,546
4.375% 10/1/21	1,555,000	1,645,066
Louisville Gas & Electric
4.375% 10/1/45	555,000	568,438
Majapahit Holding
7.75% 1/20/20	400,000	448,500
Metropolitan Edison 144A
4.00% 4/15/25 #	600,000	595,147
MidAmerican Energy
4.25% 5/1/46	1,965,000	1,948,692
National Rural Utilities
Cooperative Finance
2.30% 11/1/20	105,000	104,054
2.85% 1/27/25	30,000	29,242
3.25% 11/1/25	85,000	84,750
4.75% 4/30/43 ●	1,640,000	1,621,796
NextEra Energy Capital
Holdings
2.40% 9/15/19	1,455,000	1,434,790
2.70% 9/15/19	450,000	448,395
3.625% 6/15/23	490,000	488,967
NV Energy 6.25% 11/15/20	935,000	1,063,261
Pedernales Electric
Cooperative (MBIA) 144A
6.202% 11/15/32 #	620,000	727,025
Pennsylvania Electric
5.20% 4/1/20	1,380,000	1,472,555
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	900,000	919,125
Public Service of New
Hampshire
3.50% 11/1/23	635,000	651,242
Public Service of Oklahoma
5.15% 12/1/19	1,300,000	1,422,857
Puget Energy
6.00% 9/1/21	340,000	383,501
6.50% 12/15/20	3,800,000	4,358,163
SCANA 4.125% 2/1/22	810,000	794,600
Southern 2.75% 6/15/20	3,695,000	3,661,239
Southwestern Electric Power
6.45% 1/15/19	690,000	767,052
State Grid Overseas
Investment 2014 144A
2.75% 5/7/19 #	490,000	495,576
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	960,000	961,952
WEC Energy Group
3.55% 6/15/25	820,000	826,221
Westar Energy
3.25% 12/1/25	675,000	677,772
Wisconsin Electric Power
4.30% 12/15/45	555,000	568,975
Xcel Energy 3.30% 6/1/25	1,715,000	1,679,896
		67,882,178
Total Corporate Bonds
(cost $717,138,216)		704,785,305

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds – 1.52%
American Municipal Power,
Ohio (Combined
Hydroelectric Projects)
Series 2010
8.084% 2/15/50	1,500,000	$2,184,690
Bay Area, California Toll
Authority (Build America
Bonds) Series S1
6.918% 4/1/40	800,000	1,056,576
7.043% 4/1/50	3,000,000	4,139,040
California State
(Taxable Build America
Bonds)
7.35% 11/1/39	2,000,000	2,814,640
7.60% 11/1/40	1,900,000	2,831,798
California State Various
Purpose
(Taxable Build America
Bonds)
7.30% 10/1/39	200,000	280,152
7.55% 4/1/39	1,900,000	2,769,155
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40	1,800,000	2,083,590
(Retiree Health Care
Funding) Series B 6.899%
12/1/40	1,800,000	2,083,590
Clark County Department of
Aviation, Nevada Airport
Revenue (Build America
Bonds)
Series C 6.82% 7/1/45	600,000	828,480
Los Angeles, California
Community College
District Revenue
(Build America Bond)
6.60% 8/1/42	800,000	1,096,536
Municipal Electric Authority of
Georgia Build America
Bond (Plant Vogtle Units 3
& 4 Project)
6.655% 4/1/57	1,800,000	2,125,026
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	843,920
New York State Urban
Development (Build
America Bond)
5.77% 3/15/39	800,000	972,832
Oregon State Taxable Pension
5.892% 6/1/27	65,000	78,086
Pennsylvania Turnpike
Commission
Series B-1 0.99%
12/1/21 ●	750,000	746,977
Port Authority of New York &
New Jersey Consolidated
Bonds (One Hundred
Sixty-Fifth Series)
5.647% 11/1/40	3,300,000	3,916,407
University of California
Series Y-1 0.928%
7/1/41 ●	500,000	499,595
Total Municipal Bonds
(cost $31,096,234)		31,351,090

Non-Agency Asset-Backed Securities – 4.66%
ABFC Trust
Series 2006-HE1 A2D
0.642% 1/25/37 ●	465,126	288,140
Accredited Mortgage
Loan Trust
Series 2006-2 A4
0.682% 9/25/36 ●	3,500,000	2,963,873
Series 2007-1 A3
0.552% 2/25/37 ●	2,330,299	2,221,621
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	422,014	440,924
American Express Credit
Account Master Trust
Series 2013-1 A
0.751% 2/16/21 ●	500,000	499,895
Series 2013-2 A
0.751% 5/17/21 ●	530,000	530,036
Series 2014-1 A
0.601% 12/15/21 ●	1,000,000	996,607
American Express Credit
Account Secured Note Trust
Series 2012-4 A
0.571% 5/15/20 ●	3,190,000	3,181,424

22 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ameriquest Mortgage
Securities Asset-Backed
Pass Through Certificates
Series 2005-R5 M2
0.882% 7/25/35 ⧫●	1,400,000	$1,342,860
Series 2005-R7 M2
0.922% 9/25/35 ⧫●	2,000,000	1,828,104
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
1.457% 1/25/34 ●	345,435	321,098
Argent Securities Trust
Series 2006-M1 A2C
0.572% 7/25/36 ●	1,440,269	584,795
Series 2006-M1 A2D
0.662% 7/25/36 ●	1,440,269	598,147
Series 2006-W4 A2C
0.582% 5/25/36 ●	740,164	262,931
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	565,000	571,248
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	694,752
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	667,105
BA Credit Card Trust
Series 2014-A2 A
0.601% 9/16/19 ●	1,000,000	998,868
Series 2014-A3 A
0.621% 1/15/20 ●	1,170,000	1,168,721
Series 2015-A1 A
0.661% 6/15/20 ●	3,185,000	3,178,765
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
8.419% 10/25/36 ●	242,706	173,755
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
1.092% 6/25/35 ●	2,000,000	1,764,188
Series 2007-HE2 1A2
0.592% 3/25/37 ●	525,948	520,732
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	105,949	105,894
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.381% 11/15/19 ●	500,000	498,558
Series 2007-A5 A5
0.371% 7/15/20 ●	1,380,000	1,373,134
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	2,976	2,970
Chase Issuance Trust
Series 2007-A2 A2
0.381% 4/15/19 ●	550,000	548,138
Series 2007-A12 A12
0.381% 8/15/19 ●	500,000	497,216
Series 2013-A6 A6
0.751% 7/15/20 ●	500,000	499,881
Series 2013-A9 A
0.751% 11/16/20 ●	3,150,000	3,150,090
Series 2014-A5 A5
0.701% 4/15/21 ●	500,000	497,536
Chesapeake Funding
Series 2014-1A A 144A
0.689% 3/7/26 #●	794,879	792,149
Citibank Credit Card Issuance
Trust
Series 2006-A8 A8
0.361% 12/17/18 ●	500,000	498,778
Series 2013-A2 A2
0.698% 5/26/20 ●	1,450,000	1,445,494
Series 2013-A4 A4
0.838% 7/24/20 ●	500,000	499,602
Series 2013-A7 A7
0.723% 9/10/20 ●	500,000	499,565
Series 2014-A9 A9
0.67% 11/23/18 ●	2,475,000	2,474,301
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ	900,000	893,391
Citigroup Mortgage Loan
Trust
Series 2007-FS1 1A1 144A
4.584% 10/25/37 #ϕ	2,121,050	1,952,569
Countrywide Asset-Backed
Certificates
Series 2004-3 2A
0.822% 8/25/34 ●	59,986	56,959
Series 2005-AB2 2A3
0.807% 11/25/35 ●	745,901	716,026

(continues)       NQ-OPTFI [12/15] 2/16 (16075) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed
Certificates
Series 2006-1 AF6
4.942% 7/25/36 ●	1,154,497	$1,148,633
Series 2006-26 2A4
0.642% 6/25/37 ●	2,000,000	1,408,790
Series 2007-6 2A4
0.732% 9/25/37 ●	937,186	466,213
CWABS Asset-Backed
Certificates Trust
Series 2005-7 MV3
1.002% 11/25/35 ●	400,000	363,095
Series 2006-11 1AF6
4.723% 9/25/46 ●	505,944	750,330
Series 2006-17 2A2
0.572% 3/25/47 ●	4,043,602	3,579,885
Dell Equipment Finance Trust
Series 2015-2 A1 144A
0.53% 10/24/16 #	1,639,827	1,639,830
Discover Card Execution
Note Trust
Series 2012-A4 A4
0.701% 11/15/19 ●	600,000	600,025
Series 2013-A1 A1
0.631% 8/17/20 ●	450,000	449,220
Series 2013-A6 A6
0.781% 4/15/21 ●	2,000,000	1,998,435
Series 2014-A1 A1
0.761% 7/15/21 ●	1,940,000	1,937,674
Ford Credit Floorplan Master
Owner Trust A
Series 2014-1 A2
0.731% 2/15/19 ●	750,000	747,468
Series 2014-4 A2
0.681% 8/15/19 ●	1,240,000	1,234,401
GE Dealer Floorplan Master
Note Trust
Series 2013-1 A
0.802% 4/20/18 ●	550,000	550,003
Series 2014-2 A
0.852% 10/20/19 ●	1,000,000	998,190
Golden Credit Card Trust
Series 2014-2A A 144A
0.781% 3/15/21 #●	420,000	416,956
GreatAmerica Leasing
Receivables Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,646
GSAMP Trust
Series 2006-FM3 A2D
0.652% 11/25/36 ●	1,283,695	726,301
GSAMP Trust
Series 2006-HE6 A3
0.572% 8/25/36 ●	1,139,440	865,248
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,053,000	957,210
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.662% 4/25/37 ●	1,937,905	1,183,000
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.472% 10/25/36 ●	38,813	20,054
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
0.662% 8/25/36 ●	500,000	406,703
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
0.712% 8/25/36 ●	2,000,000	1,898,660
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	810,000	804,345
Morgan Stanley ABS
Capital I Trust
Series 2007-HE1 A2C
0.572% 11/25/36 ●	6,460,318	3,827,897
Series 2007-HE5 A2D
0.762% 3/25/37 ●	4,247,968	2,215,473
New Century Home Equity
Loan Trust
Series 2005-1 M2
1.142% 3/25/35 ●	647,797	562,333
Option One Mortgage Loan
Trust
Series 2007-4 2A4
0.732% 4/25/37 ●	8,028,831	4,799,815
Penarth Master Issuer
Series 2015-2A A1 144A
0.76% 5/18/19 #●	4,400,000	4,388,208
PFS Financing
Series 2015-AA A 144A
0.951% 4/15/20 #●	250,000	245,697
RAAC Trust
Series 2005-SP2 2A
0.722% 6/25/44 ●	714,166	607,352
RAMP Trust
Series 2006-RZ5 A2
0.602% 8/25/46 ●	496,673	481,222
Series 2007-RZ1 A2
0.582% 2/25/37 ●	926,183	844,979

24 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
RASC Trust
Series 2007-KS3 AI2
0.602% 4/25/37 ●		16,049	$16,038
Rise
Series 2014-1 A
4.75% 2/15/39 ●		2,656,250	2,629,688
Santander Drive Auto
Receivables Trust
Series 2014-5 A2B
0.731% 4/16/18 ●		295,431	295,290
SLM Student Loan Trust
Series 2008-9 A
1.82% 4/25/23 ●		2,753,977	2,755,856
Series 2012-5 A2
0.722% 6/25/19 ●		670,230	663,356
Soundview Home Loan Trust
Series 2006-OPT2 A3
0.602% 5/25/36 ●		2,883,455	2,724,810
Series 2006-WF2 A1
0.552% 12/25/36 ●		889,031	853,349
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
1.802% 4/25/33 ●		43,983	36,617
Trade MAPS 1
Series 2013-1A A 144A
0.993% 12/10/18 #●		500,000	496,824
Total Non-Agency
Asset-Backed Securities
(cost $95,199,741)			96,495,959

Non-Agency Collateralized Mortgage Obligations – 2.53%
Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34		2,259	2,337
Series 2004-J2 7A1
6.00% 12/25/33		1,154	1,167
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37		1,774,817	1,439,881
ARM Trust
Series 2004-5 3A1
2.626% 4/25/35 ●		1,242,720	1,241,301
Series 2005-10 3A31
2.819% 1/25/36 ●		464,315	406,736
Series 2006-2 1A4
2.843% 5/25/36 ●		1,382,325	1,223,503
Bank of America
Alternative Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		21,780	21,813
Series 2005-6 7A1
5.50% 7/25/20		75,243	73,435
Bank of America
Funding Trust
Series 2006-I 1A1
2.453% 12/20/36 ●		576,499	581,297
Bank of America
Mortgage Trust
Series 2003-D 2A1
2.791% 5/25/33 ●		616,473	615,660
Bear Stearns ARM Trust
Series 2003-5 2A1
2.605% 8/25/33 ●		92,538	92,450
Series 2005-2 A2
2.924% 3/25/35 ●		170,675	172,539
Series 2005-5 A1
2.32% 8/25/35 ●		1,732,920	1,748,446
Chase Mortgage Finance Trust
Series 2005-A1 3A1
2.684% 12/25/35 ●		210,904	190,950
ChaseFlex Trust
Series 2006-1 A4
4.775% 6/25/36 ●		420,000	360,367
CHL Mortgage Pass Through
Trust
Series 2003-21 A1 2.76%
5/25/33 ⧫●		1,696	1,707
Series 2007-4 1A1 6.00%
5/25/37 ⧫		1,812,999	1,625,243
Claris ABS
Series 2011-1 A
0.354% 10/31/60 ●	EUR	4,352,166	4,665,268
CSMC
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		2,267,767	1,997,758
CSMC Mortgage-Backed Trust
Series 2007-1 5A14
6.00% 2/25/37		407,916	356,070
Series 2007-3 4A6
0.672% 4/25/37 ●		442,624	365,327
Series 2007-3 4A12
6.328% 4/25/37 ●∑		442,624	62,570
Series 2007-3 4A15
5.50% 4/25/37		196,539	187,459

(continues)       NQ-OPTFI [12/15] 2/16 (16075) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Deutsche Mortgage Securities
Re-REMIC Trust Certificates
Series 2005-WF1 1A3
144A 2.74% 6/26/35 #●		290,482	$288,649
Eurosail-UK
Series 2007-4X A2A
0.885% 6/13/45 ●	GBP	130,691	191,437
First Horizon Mortgage Pass
Through Trust
Series 2005-AR2 2A1
2.708% 6/25/35 ⧫●		172,450	163,585
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		85,134	81,035
Granite Mortgages 03-2
Series 2003-2 3A
1.062% 7/20/43 ●	GBP	255,469	376,765
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●		6,382	6,600
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
2.971% 10/25/36 ●		917,627	802,151
Series 2006-A7 2A2
2.919% 1/25/37 ●		180,641	158,597
Series 2007-A1 6A1
2.618% 7/25/35 ●		353,519	349,835
Series 2014-2 B1 144A
3.428% 6/25/29 #●		89,031	88,970
Series 2014-2 B2 144A
3.428% 6/25/29 #●		89,031	87,622
Series 2015-4 B1 144A
3.636% 6/25/45 #●		505,433	491,567
Series 2015-4 B2 144A
3.636% 6/25/45 #●		361,732	344,357
JPMorgan Trust
Series 2015-1 B1 144A
2.664% 12/25/44 #●		660,455	651,566
Series 2015-5 B2 144A
2.91% 5/25/45 #●		546,991	509,066
Series 2015-6 B1 144A
3.657% 10/25/45 #●		368,437	366,071
Series 2015-6 B2 144A
3.657% 10/25/45 #●		358,480	349,224
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		2,474,047	1,933,706
Ludgate Funding
Series 2006-1X A2A
0.763% 12/1/60 ●	GBP	2,093,228	2,782,161
Ludgate Funding
Series 2008-W1X A1
1.191% 1/1/61 ●	GBP	951,481	1,320,044
Mansard Mortgages 2007-1
Parent
Series 2007-1X A2
0.759% 4/15/47 ●	GBP	1,002,253	1,343,206
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		4,181	4,298
Series 2004-5 6A1
7.00% 6/25/34		57,984	61,499
MASTR ARM Trust
Series 2003-6 1A2
2.70% 12/25/33 ●		3,836	3,808
Series 2004-4 4A1
2.582% 5/25/34 ●		138,199	133,704
MASTR Asset Securitization
Trust
Series 2003-9 2A7
5.50% 10/25/33		50,432	50,433
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
2.483% 2/25/34 ●		8,845	8,904
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		1,347,324	1,376,462
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34		40,003	41,385
RFMSI Trust
Series 2004-S9 1A23
5.50% 12/25/34		3,147,870	3,162,843
Series 2004-S9 2A1
4.75% 12/25/19		120,655	121,480
Sequoia Mortgage Trust
Series 2004-5 A3
1.166% 6/20/34 ●		309,305	305,496
Series 2007-1 4A1
2.822% 9/20/46 ●		983,054	786,484
Series 2013-11 B1 144A
3.679% 9/25/43 #●		403,758	401,550
Series 2015-1 B2 144A
3.896% 1/25/45 #●		386,998	387,008
Structured ARM Loan Trust
Series 2005-22 1A4
2.597% 12/25/35 ●		1,832,623	1,453,739
Series 2006-1 7A4
4.565% 2/25/36 ●		919,751	746,161

26 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
0.652% 7/19/35 ●		751,878	$728,123
Structured Asset Securities
Trust
Series 2005-6 4A1
5.00% 5/25/35		50,701	51,368
Thrones
Series 2013-1 A
2.082% 7/20/44 ●	GBP	1,962,300	2,888,906
WaMu Mortgage Pass
Through Certificates Trust
Series 2005-AR13 A1A1
0.712% 10/25/45 ⧫●		4,770,772	4,394,229
Series 2005-AR16 1A3
2.568% 12/25/35 ⧫●		807,842	764,462
Series 2007-HY1 3A3
4.294% 2/25/37 ⧫●		406,303	373,872
Series 2007-HY7 4A1
4.408% 7/25/37 ⧫●		881,559	810,460
Washington Mutual
Alternative Mortgage Pass
Through Trust
Series 2005-1 5A2 6.00%
3/25/35 ⧫		45,768	21,293
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
2.753% 2/25/34 ●		205,875	207,961
Series 2006-2 3A1
5.75% 3/25/36		131,164	133,760
Series 2006-3 A11
5.50% 3/25/36		138,531	142,337
Series 2006-6 1A3
5.75% 5/25/36		71,801	70,383
Series 2006-AR5 2A1
2.714% 4/25/36 ●		77,451	72,672
Series 2006-AR11 A6
2.752% 8/25/36 ●		1,086,946	1,023,051
Series 2006-AR17 A1
2.733% 10/25/36 ●		638,440	604,735
Series 2007-10 1A36
6.00% 7/25/37		451,654	450,542
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.911% 3/20/45 #●		546,906	545,512
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $54,637,720)			52,448,418

Regional Bonds – 0.17%Δ
Argentina – 0.03%
Provincia de Buenos Aires
144A 9.95% 6/9/21 #		630,000	650,475
			650,475
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	916,900	716,480
Queensland Treasury 144A
3.25% 7/21/26 #	AUD	446,000	317,953
			1,034,433
Canada – 0.03%
Province of Ontario Canada
3.45% 6/2/45	CAD	551,000	416,685
Province of Quebec Canada
6.00% 10/1/29	CAD	155,000	152,088
			568,773
Spain – 0.06%
Autonomous Community of
Catalonia 4.95% 2/11/20	EUR	1,100,000	1,291,045
			1,291,045
Total Regional Bonds
(cost $3,959,890)			3,544,726

Senior Secured Loans – 6.02%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19		952,743	815,389
Aercap Flying Fortress Tranche
B 1st Lien 3.50% 4/30/20		1,151,000	1,148,362
Air Medical Group Holdings
Tranche B 1st Lien
4.50% 4/28/22		2,263,625	2,194,301
Albertsons 1st Lien
5.50% 12/21/22		220,000	218,785
Albertson’s Tranche B4 1st
Lien 5.50% 8/25/21		2,676,781	2,658,378
Altice Financing Tranche B 1st
Lien 5.25% 2/4/22		1,174,100	1,172,632

(continues)       NQ-OPTFI [12/15] 2/16 (16075) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Amaya Gaming Holdings 1st
Lien 5.00% 8/1/21	1,215,105	$1,138,149
American Tire Distributors 1st
Lien 5.25% 9/26/21	878,984	869,462
Applied Systems 1st Lien
4.25% 1/23/21	257,102	252,855
Applied Systems 2nd Lien
7.50% 1/23/22 @	753,128	730,063
Arnhold & S Bleichroeder
Holdings Tranche B 1st Lien
4.75% 12/1/22	1,820,000	1,798,766
Atkore International 2nd Lien
7.75% 10/9/21	850,000	744,813
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 11/13/22	5,745,000	5,683,563
Axalta Coating Systems US
Holdings 1st Lien
3.75% 2/1/20	666,033	661,632
Berry Plastics Group 1st Lien
4.00% 10/1/22	350,529	348,185
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @	1,300,000	1,171,083
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	1,335,461	1,279,037
Blue Ribbon 1st Lien
5.50% 11/13/21	706,329	706,329
Blue Ribbon 2nd Lien
9.25% 11/13/22	290,000	285,167
Builders FirstSourse Tranche B
1st Lien 6.00% 7/31/22	1,476,608	1,461,842
Burlington Coat Factory
Warehouse Tranche B3 1st
Lien 4.25% 8/13/21	588,650	582,212
BWAY Holding Tranche B 1st
Lien 5.50% 8/14/20	719,050	696,280
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21 @	1,315,721	1,161,946
Calpine Tranche B 1st Lien
4.00% 1/15/23	810,000	778,950
CCO Safari III Tranche H 1st
Lien 3.25% 8/24/21	167,000	165,898
CCO Safari III Tranche I 1st
Lien 3.50% 1/21/23	500,000	499,625
CDS US Intermediate Holdings
2nd Lien
9.25% 6/24/23 @	205,000	193,725
CityCenter Holdings Tranche B
1st Lien 4.25% 10/16/20	560,816	558,363
ColourOZ Investment 1st Lien
4.50% 9/7/21	444,892	430,803
CommScope Tranche B 1st
Lien 3.75% 12/29/22	600,495	597,586
Communications Sales &
Leasing Tranche B 1st Lien
5.00% 10/24/22	358,075	333,234
Community Health Systems
Tranche F 1st Lien
3.657% 12/31/18	419,534	414,214
Community Health Systems
Tranche G 1st Lien
3.75% 12/31/19	990,833	967,456
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21	2,037,031	2,004,567
Crown Castle Operating
Tranche B2 1st Lien
3.00% 1/31/21	338,714	336,597
DAE Aviation Holdings 1st
Lien 5.25% 7/7/22	550,000	548,711
DaVita Healthcare Partners
Tranche B 1st Lien
3.50% 6/24/21	743,675	741,440
Dell International Tranche C
1st Lien 3.75% 10/29/18	5,432,773	5,423,717
DPx Holdings 1st Lien
4.25% 3/11/21	1,324,825	1,280,112
Dynegy Tranche B2
4.00% 4/23/20	525,044	508,964
Emdeon 1st Lien
3.75% 11/2/18	756,358	744,067
Energy Transfer Equity 1st Lien
3.25% 12/2/19 @	539,750	487,574
4.00% 12/2/19	413,588	377,141
FCA Tranche B 1st Lien
3.25% 12/31/18	1,036,538	1,028,893
First Data Tranche B 1st Lien
4.168% 7/10/22	918,000	905,870
4.418% 3/24/21	876,681	875,115
First Data Tranche C1 1st Lien
3.918% 3/24/18	1,835,000	1,814,356
Flint Group 2nd Lien
8.25% 9/7/22 @	235,000	227,069
Flint Group Tranche C 1st Lien
4.50% 9/7/21	73,546	71,845
FMG Resources August 2006
Pty 1st Lien
4.25% 6/30/19	798,060	599,099
Gardner Denver 1st Lien
4.25% 7/30/20	1,609,351	1,454,451

28 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Gates Global 1st Lien
4.25% 7/3/21	1,232,813	$1,159,871
Green Energy Partners/Panda
Stonewall Tranche B 1st
Lien 6.50% 11/13/21	326,000	317,850
HCA 1st Lien
3.174% 3/31/17	5,345,316	5,344,948
HCA Tranche B4 1st Lien
3.357% 5/1/18	196,478	196,505
Hilton Worldwide Finance
Tranche B2 1st Lien
3.50% 10/25/20	2,993,585	2,990,965
Houghton International 1st
Lien 4.25% 12/20/19	111,550	111,178
Houghton International 2nd
Lien 9.75% 12/21/20 @	205,000	203,719
Hudson’s Bay 1st Lien
4.75% 9/30/22	559,908	558,683
Huntsman International
Tranche B 1st Lien
3.75% 10/1/21	960,300	954,298
Hyperion Insurance Group
Tranche B 1st Lien
5.50% 4/30/22	838,663	836,566
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	648,567	637,865
IBC Capital 1st Lien
4.75% 9/15/21 @	450,928	412,975
Immucor Tranche B2 1st Lien
5.00% 8/19/18 @	2,651,213	2,525,280
Ineos US Finance Tranche B
1st Lien
3.75% 12/15/20	1,930,236	1,857,852
4.25% 3/31/22	263,011	254,558
Intelsat Jackson Holdings
Tranche B2 1st Lien
3.75% 6/30/19	1,426,616	1,353,145
KIK Custom Products 1st Lien
6.00% 8/26/22 @	2,014,950	1,939,389
Kinetic Concepts Tranche E1
1st Lien 4.50% 5/4/18	669,660	645,664
Landry’s Tranche B 1st Lien
4.00% 4/24/18	505,346	503,530
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20	985,000	984,749
LTS Buyer 1st Lien
4.00% 4/13/20	112,149	109,555
LTS Buyer 2nd Lien
8.00% 4/1/21 @	627,238	611,165
MacDermid Tranche B 1st Lien
5.50% 6/7/20	967,575	939,273
Marina District Finance
Tranche B 1st Lien
6.50% 8/15/18	972,687	975,321
Mauser Holdings 2nd Lien
8.75% 7/31/22 @	85,000	76,500
MGM Resorts International
1st Lien 3.50% 12/20/19	1,611,982	1,594,351
Microsemi Tranche B 1st Lien
5.25% 12/17/22	725,000	713,899
MPH Acquisition Tranche B
1st Lien 3.75% 3/31/21	2,063,559	2,013,689
Neiman Marcus Group 1st
Lien 4.25% 10/25/20	282,879	251,143
Neptune Finco 1st Lien
5.00% 10/9/22	655,000	654,942
NRG Energy Tranche B 1st
Lien 2.75% 7/1/18	1,480,518	1,445,819
Numericable US 1st Lien
4.50% 5/21/20	1,255,324	1,238,750
Numericable US Tranche B2
1st Lien 4.50% 5/21/20	1,086,026	1,049,713
NXP Tranche B1 1st Lien
3.75% 12/7/20	1,000,000	996,875
Panda Hummel Tranche B1
1st Lien 7.00% 10/27/22	315,000	297,675
Panda Liberty Tranche B 1st
Lien 7.50% 8/21/20	1,131,000	1,051,830
Penney (J.C.) 1st Lien
6.00% 5/22/18	1,277,449	1,257,090
Prime Security Services
Borrower 1st Lien
5.00% 7/1/21	1,187,025	1,170,703
Prime Security Services
Borrower 2nd Lien
9.75% 7/1/22 @	1,190,000	1,136,450
Quickrete Holdings 2nd Lien
7.00% 3/30/21	290,463	290,917
Republic of Angola
(Unsecured)
7.045% 12/16/23 @	1,850,000	1,591,000
Reynolds Group Holdings
Tranche B 1st Lien
4.50% 12/1/18	1,508,883	1,496,033
Rite Aid 2nd Lien
4.875% 6/21/21	230,000	229,784
5.75% 8/21/20	1,075,000	1,080,599
Sable International Finance
Tranche B1 1st Lien
5.50% 12/2/22	1,150,000	1,128,438

(continues)       NQ-OPTFI [12/15] 2/16 (16075) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Sable International Finance
Tranche B2 1st Lien
5.50% 12/2/22		945,000	$927,872
SAM Finance Tranche B 1st
Lien 4.25% 12/17/20		704,361	706,782
Sensus USA 1st Lien
5.75% 5/9/17		879,450	859,662
Sensus USA 2nd Lien
8.50% 5/9/18 @		295,000	289,838
SIG Combibloc PurchasedCo
Tranche B 1st Lien
4.25% 3/13/22		853,550	842,500
Sinclair Television Group
Tranche B1 1st Lien
3.50% 7/31/21		3,810,850	3,788,727
Smart & Final Stores Tranche
B 1st Lien
4.00% 11/15/19		349,932	347,454
Solenis International 1st Lien
4.25% 7/31/21		399,937	384,607
Spectrum Brands 1st Lien
3.50% 6/23/22		464,219	463,224
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22 @		1,595,936	1,552,047
Summit Materials Tranche B
1st Lien 4.25% 7/17/22		547,250	542,291
SUPERVALU 1st Lien
4.50% 3/21/19		46,680	46,133
Surgical Care Affiliates
Tranche B 1st Lien
4.25% 3/17/22		754,300	751,943
Team Health Tranche B 1st
Lien 4.50% 11/23/22		1,215,000	1,215,380
T-Mobile USA Tranche B 1st
Lien 3.50% 11/9/22		1,215,000	1,216,346
TransDigm Tranche E 1st Lien
3.50% 5/14/22		600,312	582,625
Tribune Media Tranche B 1st
Lien 3.75% 12/27/20		547,250	542,462
Univar USA Tranche B 1st Lien
4.25% 7/1/22		176,558	171,497
Univision Communications 1st
Lien 4.00% 3/1/20		919,219	901,600
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		2,369,272	2,324,355
US Airways Tranche B1 1st
Lien 3.50% 5/23/19		254,553	252,365
US Airways Tranche B2 1st
Lien 3.00% 11/23/16		87,220	87,165
US Renal Care 1st Lien
5.25% 12/31/22		610,000	606,696
USI Tranche B 1st Lien
4.25% 12/27/19		552,996	534,506
Valeant Pharmaceuticals
International 1st Lien
3.75% 12/11/19		950,000	917,047
Valeant Pharmaceuticals
International Tranche BE
1st Lien 3.75% 8/5/20		702,245	675,472
Varsity Brands Holdings
Tranche B 1st Lien
5.00% 12/11/21		790,314	782,905
Weight Watchers International
1st Lien 3.20% 4/2/16		268,112	264,465
WideOpenWest Finance
Tranche B 1st Lien
4.50% 4/1/19		151,346	146,201
Ziggo Tranche B 1st Lien
3.50% 1/15/22		616,000	599,397
Ziggo Tranche B Delayed
Draw 1st Lien
3.50% 1/15/22		1,013,100	985,794
Ziggo Tranche B1 1st Lien
3.50% 1/15/22		955,900	930,136
Total Senior Secured Loans
(cost $127,078,597)			124,579,271

Sovereign Bonds – 3.20%Δ
Australia – 0.01%
Australia Government
Bond 3.75% 4/21/37	AUD	352,000	268,718
			268,718
Brazil – 1.21%
Banco Nacional de
Desenvolvimento
Economico e Social
144A 6.369%
6/16/18 #		1,500,000	1,481,250
144A 6.50% 6/10/19 #		2,500,000	2,456,250
Brazil Letras do Tesouro
Nacional
12.56% 4/1/16 ^	BRL	77,100,000	18,823,823
13.585% 7/1/16 ^	BRL	6,400,000	1,507,405
Brazilian Government
International Bond
5.00% 1/27/45		1,200,000	807,000
			25,075,728

30 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Cameroon – 0.03%
Republic of Cameroon
International Bond
144A 9.50%
11/19/25 #		720,000	$671,400
			671,400
Canada – 0.01%
Canadian Government
Bond 2.75% 12/1/48	CAD	171,000	140,220
			140,220
Colombia – 0.03%
Colombia Government
International Bond
5.00% 6/15/45		700,000	588,000
			588,000
Costa Rica – 0.03%
Costa Rica Government
International Bond
5.625% 4/30/43		841,000	607,623
			607,623
Croatia – 0.03%
Croatia Government
International Bond
144A 6.375%
3/24/21 #		655,000	696,801
			696,801
Cyprus – 0.08%
Cyprus Government
International Bond
3.875% 5/6/22	EUR	1,400,000	1,586,048
			1,586,048
Czech Republic – 0.01%
Czech Republic Ministry of
Finance Bill
0.05% 2/12/16 ≠	CZK	4,000,000	160,872
0.05% 2/19/16 ≠	CZK	3,000,000	120,701
			281,573
Dominican Republic – 0.06%
Dominican Republic
International Bond
144A 5.50% 1/27/25 #		1,200,000	1,161,000
			1,161,000
Indonesia – 0.05%
Indonesia Government
International Bond
144A 4.875% 5/5/21 #		450,000	467,806
Indonesia Government
International Bond
144A 5.125%
1/15/45 #		200,000	181,299
144A 5.95% 1/8/46 #		400,000	395,831
			1,044,936
Japan – 0.01%
Japan Government 40 yr
Bond 1.40% 3/20/55	JPY	19,050,000	158,939
			158,939
Kazakhstan – 0.03%
Kazakhstan Government
International Bond
144A 5.125%
7/21/25 #		605,000	598,357
			598,357
Mexico – 0.89%
Mexican Bonos
7.50% 6/3/27	MXN	6,326,000	399,377
8.00% 6/11/20	MXN	19,500,000	1,246,352
8.50% 12/13/18	MXN	240,000,000	15,329,471
10.00% 12/5/24	MXN	15,136,000	1,107,807
Mexico Government
International Bond
3.60% 1/30/25		200,000	195,400
4.60% 1/23/46		200,000	177,750
			18,456,157
Namibia – 0.02%
Namibia International
Bonds 144A 5.25%
10/29/25 #		400,000	373,468
			373,468
Norway – 0.01%
Kommunalbanken 5.00%
3/28/19	NZD	72,000	51,557
Norway Government Bond
144A 1.75% 3/13/25 #	NOK	574,000	66,586
144A 2.00% 5/24/23 #	NOK	126,000	14,999
			133,142
Pakistan – 0.04%
Pakistan Government
International Bond
144A 7.875%
3/31/36 #		886,000	803,859
			803,859

(continues)       NQ-OPTFI [12/15] 2/16 (16075) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Peru – 0.04%
Peruvian Government
International Bond
4.125% 8/25/27		775,000	$763,375
			763,375
Poland – 0.01%
Poland Government Bond
3.25% 7/25/25	PLN	1,087,000	285,202
			285,202
Portugal – 0.01%
Portugal Government
International Bond
144A 5.125%
10/15/24 #		131,000	133,987
			133,987
Republic of Korea – 0.08%
Inflation Linked Korea
Treasury Bond 1.125%
6/10/23	KRW	1,086,874,594	901,408
Korea International Bond
7.125% 4/16/19		700,000	812,000
			1,713,408
Serbia – 0.03%
Serbia International Bond
144A 4.875%
2/25/20 #		665,000	683,095
			683,095
Singapore – 0.03%
Temasek Financial I 144A
2.375% 1/23/23 #		560,000	549,618
			549,618
Slovenia – 0.23%
Slovenia Government
International Bonds
5.50% 10/26/22		4,300,000	4,815,716
			4,815,716
Sri Lanka – 0.05%
Sri Lanka Government
International Bond
144A 6.125% 6/3/25 #		880,000	785,948
144A 6.85% 11/3/25 #		225,000	212,789
			998,737
Turkey – 0.04%
Turkey Government
International Bond
4.25% 4/14/26		875,000	823,070
			823,070
Ukraine – 0.03%
Ukraine Government
International Bond
144A 7.75% 9/1/20 #		585,000	541,125
			541,125
United Kingdom – 0.06%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	148,644
3.25% 1/22/44	GBP	270,500	444,011
3.50% 1/22/45	GBP	138,800	238,927
United Kingdom Gilt
Inflation Linked 0.125%
3/22/24	GBP	279,390	437,609
			1,269,191
Uruguay – 0.04%
Uruguay Government
International Bond
4.375% 10/27/27		953,000	941,087
			941,087
Total Sovereign Bonds
(cost $73,471,763)			66,163,580

Supranational Banks – 0.23%
Corp Andina de Fomento
0.874% 1/29/18 ●		1,800,000	1,785,897
European Bank for
Reconstruction &
Development 7.375%
4/15/19	IDR	6,240,000,000	427,511
Inter-American
Development Bank
6.00% 9/5/17	INR	67,600,000	1,009,612
International Bank for
Reconstruction &
Development
0.421% 4/17/19 ●		440,000	439,245
2.50% 11/25/24		440,000	443,903
3.75% 2/10/20	NZD	500,000	345,507
4.625% 10/6/21	NZD	380,000	271,809
International Finance
3.625% 5/20/20	NZD	163,000	111,836
Total Supranational
Banks (cost $5,079,351)			4,835,320

U.S. Treasury Obligations – 25.05%
U.S. Treasury Bonds
2.50% 2/15/45		43,900,000	39,400,250

32 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds
2.75% 8/15/42	900,000	$860,555
2.75% 11/15/42	1,400,000	1,335,305
2.875% 5/15/43	2,200,000	2,145,730
2.875% 8/15/45	16,700,000	16,223,131
3.00% 5/15/42	7,300,000	7,347,333
3.00% 11/15/44	2,500,000	2,491,700
3.00% 11/15/45	40,599,000	40,484,024
3.125% 8/15/44 ∞	10,000,000	10,222,850
U.S. Treasury Floating Rate
Note
0.383% 10/31/17 ●	44,195,000	44,158,760
U.S. Treasury Inflation
Indexed Bonds
0.125% 4/15/20 ∞	5,992,158	5,920,180
0.125% 7/15/22	2,068,480	2,007,880
0.125% 7/15/24	35,658,740	33,906,683
0.25% 1/15/25	3,414,110	3,261,964
0.375% 7/15/25	7,321,389	7,093,928
0.75% 2/15/45	4,848,048	4,239,046
1.75% 1/15/28	32,037,602	35,052,404
2.00% 1/15/26	3,834,592	4,265,259
2.375% 1/15/25	22,812,621	25,961,242
2.375% 1/15/27	6,097,343	7,057,394
2.50% 1/15/29	12,772,588	15,154,727
3.875% 4/15/29	274,884	374,004
U.S. Treasury Notes
0.75% 10/31/17 ∞	29,900,000	29,744,071
1.625% 11/30/20 ∞	39,090,000	38,861,714
2.00% 10/31/21	1,600,000	1,604,656
2.00% 2/15/25	400,000	391,078
2.125% 9/30/21	20,900,000	21,123,296
2.25% 11/15/25	49,385,000	49,279,859
2.375% 8/15/24 ∞	7,800,000	7,882,571
2.75% 2/15/24	58,500,000	60,943,955
Total U.S. Treasury
Obligations
(cost $526,367,457)		518,795,549

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	1,975,000	0
Total Common Stock
(cost $59,790)		0

Convertible Preferred Stock – 0.14%
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	203	221,934
Crown Castle International
4.50% exercise price
$87.58, expiration date
11/1/16	3,100	332,537
Dominion Resources 6.125%
exercise price $64.83,
expiration date 4/1/16	5,082	269,753
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17	2,990	149,889
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	6,250	252,937
Halcon Resources 5.75%
exercise price $30.78,
expiration date
12/31/49 @	337	22,495
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	305	414,800
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16 @	11,332	141,650
Maiden Holdings 7.25%
exercise price $15.22,
expiration date 9/15/16	8,465	445,386
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	3,927	265,897
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	321	373,318
Total Convertible Preferred
Stock (cost $3,827,558)		2,890,596

Preferred Stock – 0.30%
Bank of America 6.10% ●	635,000	644,525
Citigroup 8.40% ●	1,900,000	2,077,175
Integrys Energy Group
6.00% @●	35,650	921,331
National Retail Properties
5.70%	5,000	124,050
PNC Preferred Funding Trust II
144A 1.735% #●	2,000,000	1,795,000
Public Storage 5.20%	8,925	223,036

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock (continued)
USB Realty 144A
1.468% #@●	500,000	$451,250
Total Preferred Stock
(cost $6,110,192)		6,236,367

	Number of
	contracts
Options Purchased – 0.02%
Fixed Income Put Options - 0.00%
CBOT 5 yr Futures strike price
$111, expires 2/19/16	47	367
U.S. Treasury 5 yr Bond
Futures strike price $109,
expiration date 2/19/16	500	3,906
U.S. Treasury 5 yr Notes
Futures strike price
$110.25 expires 2/19/16	500	3,907
		8,180
Put Swaptions – 0.02%
10 yr IRS pay a fixed rate
2.58% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 5/23/16	10,300,000	69,741
10 yr IRS pay a fixed rate
2.58% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 5/23/16	4,400,000	26,783
30 yr IRS pay a fixed rate
2.905% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18	4,400,000	387,583
		484,107
Total Options Purchased
(premium paid $874,711)		492,287

	Principal
	amount°
Short-Term Investments – 7.35%
Discount Notes – 6.33%≠
Federal Home Loan Bank
0.12% 1/4/16	3,564,011	3,564,011
0.155% 2/3/16	9,566,510	9,564,596
0.17% 1/21/16	8,541,346	8,540,782
0.18% 2/26/16	8,448,731	8,445,749
0.18% 3/7/16	9,907,538	9,902,505
Federal Home Loan Bank
0.185% 1/19/16	4,152,833	4,152,592
0.19% 3/22/16	6,265,019	6,261,085
0.197% 1/25/16	20,074,401	20,072,755
0.223% 1/29/16	800,000	799,922
0.25% 2/9/16	13,052,814	13,049,681
0.255% 2/18/16	24,378,510	24,371,196
0.295% 3/2/16	2,079,232	2,078,261
0.31% 3/14/16	20,244,024	20,232,607
		131,035,742
Discounted Commercial Papers – 0.33%≠
ENI Finance USA
1.30% 6/2/16	4,500,000	4,484,446
1.30% 6/3/16	2,300,000	2,291,959
		6,776,405
Repurchase Agreements – 0.64%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$4,587,484 (collateralized
by
U.S. government
obligations 3.000%
11/15/45; market value
$4,679,111)	4,587,362	4,587,362
Bank of Montreal 0.26%,
dated 12/31/15, to be
repurchased on 1/4/16,
repurchase price
$7,645,824 (collateralized
by
U.S. government
obligations
0.75%-2.875%
9/30/16-8/15/42; market
value $7,798,517)	7,645,603	7,645,603
BNP Paribas 0.28%, dated
12/31/15, to be
repurchased on 1/4/16,
repurchase price $999,067
(collateralized by
U.S. government
obligations 0.000%
2/15/31-2/15/43; market
value $1,019,017)	999,036	999,035
		13,232,000

34 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations – 0.05%≠
U.S. Treasury Bill
1.30% 1/14/16	331,000	$330,991
1.30% 1/28/16	793,000	792,935
		1,123,926
Total Short-Term
Investments
(cost $152,154,540)		152,168,073

Total Value of
Securities – 121.91%
(cost $2,556,760,640)		$2,524,643,134

	Number of
	contracts
Options Written – (0.04%)
Currency Call Options – 0.00%
USD vs BRL strike price $4.50,
expiration date 2/12/16
(JPMC)	(5,200,000)	(27,649)
USD vs BRL strike price $4.55,
expiration date 3/17/16
(DB)	(2,900,000)	0
		(27,649)
Currency Put Options – 0.00%
EUR vs USD strike price $108,
expriation date 1/15/16
(BAML)	(6,900,000)	(39,628)
		(39,628)
Fixed Income Call Option – 0.00%
IMM Eurodollar Future strike
price $98.75, expiration
date 12/19/16 (MSC)	(199)	(93,281)
		(93,281)
Fixed Income Put Options – (0.01%)
IMM Eurodollar Future strike
price $98.75 , expiration
date 12/19/16 (MSC)	(199)	(83,331)
U.S. Treasury 5 yr Bond
Futures strike price
$117.75, expiration date
2/19/16	(81)	(24,680)
		(108,011)
Put Swaptions – (0.03%)
2 yr IRS pay a fixed rate
2.50% and receive a
floating rate based on 1 yr
USD-ICE LIBOR expiration
date 5/12/16 (MSC)	(42,300,000)	(20,431)
2 yr IRS pay a fixed rate
2.50% and receive a
floating rate based on 1 yr
USD-ICE LIBOR expiration
date 5/23/16 (MSC)	(98,300,000)	(53,278)
5 yr IRS pay a fixed rate
1.90% and receive a
floating rate based on 1 yr
USD-ICE LIBOR expiration
date 2/16/16 (DB)	(12,400,000)	(27,702)
5 yr IRS pay a fixed rate
1.90% and receive a
floating rate based on 1 yr
USD-ICE LIBOR expiration
date 2/16/16 /16 (MSC)	(44,200,000)	(98,743)
5 yr IRS pay a fixed rate
2.80% and receive a
floating rate based on 1 yr
USD-ICE LIBOR expiration
date 8/20/18 (MSC)	(19,500,000)	(323,505)
		(523,659)
Total Options Written
(premium
received $1,702,815)		(792,228)

Liabilities Net of
Receivables and Other
Assets – (21.87%)★		(452,852,856)
Net Assets – 100.00%		$2,070,998,050
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2015, the aggregate value of Rule 144A securities was $320,421,111,which represents 15.47% of the Fund’s net assets.

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $29,951,978, which represents 1.45% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of cash.
★

Of this amount, $5,041,520 represents cash collateral posted for open derivatives,$471,000 cash posted forTBA trades,$119,862,148 receivable for securities sold, $593,084,323 payable for securities purchased and $5,240,000 due to broker as of Dec. 31, 2015.

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015,the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts and reverse repurchase agreements.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
∞	Fully or partially pledged as collateral for futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2015.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts were outstanding at Dec. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(1,270,671)	USD	909,038	1/29/16	$(15,727)
BAML	CAD	(1,517,726)	USD	1,087,337	1/29/16	(9,403)
BAML	CAD	(124,000)	USD	93,491	2/11/16	3,883
BAML	EUR	2,230,547	USD	(2,427,437)	1/29/16	(1,725)
BAML	EUR	(4,066,000)	USD	4,432,164	2/11/16	8,926
BAML	GBP	(31,000)	USD	46,979	2/11/16	1,273
BAML	INR	195,177,450	USD	(2,967,169)	1/21/16	(29,641)
BAML	JPY	(4,836,400,000)	USD	39,421,230	1/5/16	(773,258)
BAML	JPY	(95,283,834)	USD	785,430	1/29/16	(7,774)
BAML	JPY	1,346,800,000	USD	(11,010,176)	2/12/16	204,740
BAML	MYR	(5,947,448)	USD	1,378,000	1/19/16	(5,232)
BAML	MYR	(5,958,810)	USD	1,389,000	2/26/16	6,878
BAML	NZD	(2,880,564)	USD	1,940,664	1/29/16	(25,629)
BAML	SGD	(4,390,000)	USD	3,107,414	2/26/16	17,051
BAML	TRY	4,206,855	USD	(1,432,000)	1/20/16	1,972
BNP	AUD	(1,278,816)	USD	914,328	1/29/16	(16,365)
BNP	BRL	661,807	USD	(167,707)	2/2/16	(2,573)
BNP	CNY	(3,194,309)	USD	487,978	1/29/16	(3,020)
BNP	MXN	(4,554,597)	USD	265,381	1/29/16	1,668
BNP	MYR	(2,669,657)	USD	616,549	1/19/16	(4,348)
BNP	NOK	(4,227,664)	USD	480,100	1/29/16	1,901
BNP	RUB	135,912,740	USD	(1,857,000)	3/23/16	(35,732)
CITI	AUD	(1,492,000)	USD	1,049,169	2/11/16	(35,946)
CITI	BRL	(68,463,662)	USD	20,579,434	4/1/16	3,827,802
CITI	CZK	(3,007,788)	USD	125,677	2/19/16	4,554
CITI	DKK	(44,174,000)	USD	6,810,420	1/4/16	377,733
CITI	EUR	1,874,000	USD	(2,058,896)	2/11/16	(20,246)
CITI	GBP	7,169,000	USD	(10,639,127)	1/5/16	(70,084)
CITI	GBP	(7,169,000)	USD	10,639,448	2/2/16	69,659
CITI	INR	(171,839,184)	USD	2,587,452	1/21/16	1,178
CITI	JPY	416,400,000	USD	(3,428,832)	1/5/16	35,767
CITI	MXN	126,765,000	USD	(7,418,556)	3/14/16	(102,392)
CITI	MYR	(26,954,084)	USD	6,308,000	1/15/16	37,239
CITI	MYR	2,066,400	USD	(480,000)	5/24/16	(3,307)
CITI	PHP	75,580,320	USD	(1,615,309)	1/21/16	(6,627)
CITI	TRY	9,530,179	USD	(3,251,000)	1/20/16	(2,492)
DB	BRL	(8,822,680)	USD	2,229,581	2/2/16	28,142
DB	CNY	3,194,309	USD	(499,735)	1/29/16	(8,736)
DB	CZK	(4,009,891)	USD	168,937	2/12/16	7,496
DB	EUR	1,274,000	USD	(1,384,204)	2/11/16	1,729
DB	GBP	(7,169,000)	USD	10,807,303	1/5/16	238,260
DB	JPY	(2,182,900,000)	USD	17,701,946	1/5/16	(460,571)
DB	KRW	1,041,458,400	USD	(891,041)	1/19/16	(5,126)
DB	KRW	339,085,600	USD	(289,888)	1/21/16	(1,462)
DB	MXN	(466,133,230)	USD	26,707,608	3/14/16	(194,989)
DB	MYR	(3,357,865)	USD	766,986	1/19/16	(13,972)
DB	MYR	6,612,300	USD	(1,550,000)	5/24/16	(24,624)
DB	PHP	(74,595,870)	USD	1,584,617	1/21/16	(3,111)
DB	RUB	102,960,800	USD	(1,432,000)	3/23/16	(52,297)
DB	TWD	25,901,100	USD	(791,840)	2/26/16	(4,513)
HSBC	GBP	(502,482)	USD	748,638	1/29/16	7,795
JPMC	AUD	(41,000)	USD	28,799	2/11/16	(1,020)
JPMC	BRL	1,609,711	USD	(413,074)	2/2/16	(11,419)
JPMC	BRL	(4,089,390)	USD	1,006,000	2/17/16	(10,159)
JPMC	BRL	(6,400,000)	USD	1,529,636	7/5/16	10,383
JPMC	EUR	(66,107,000)	USD	71,285,173	2/11/16	(629,999)
JPMC	GBP	(150,000)	USD	227,642	2/11/16	6,485
JPMC	JPY	(6,732,400,000)	USD	55,623,991	1/5/16	356,653
JPMC	JPY	(6,971,000,000)	USD	57,641,224	2/2/16	(394,836)
JPMC	JPY	(2,611,800,000)	USD	21,348,169	2/12/16	386,928
JPMC	KRW	(1,041,458,400)	USD	912,000	1/19/16	26,085
JPMC	KRW	(401,883,820)	USD	346,481	1/21/16	4,639
JPMC	KRW	(1,037,881,750)	USD	880,381	1/29/16	(2,241)
JPMC	MXN	26,859,000	USD	(1,560,027)	3/14/16	(9,877)
JPMC	MYR	(3,863,478)	USD	883,383	1/19/16	(15,168)

36 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

Foreign Currency Exchange Contracts (continued)

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
JPMC	MYR	1,205,960	USD	(280,000)	5/24/16	$(1,800)
JPMC	PLN	(864,314)	USD	221,271	1/29/16	1,097
JPMC	RUB	101,025,198	USD	(1,371,000)	3/23/16	(17,235)
JPMC	SEK	813,406	USD	(95,323)	1/29/16	1,094
JPMC	SGD	(6,668,856)	USD	4,712,429	2/26/16	17,853
JPMC	THB	(181,753,560)	USD	5,028,000	2/26/16	760
JPMC	TRY	(13,789,264)	USD	4,636,215	1/20/16	(64,066)
JPMC	TWD	(101,231,160)	USD	3,076,000	1/14/16	343
JPMC	TWD	(42,972,840)	USD	1,317,983	2/26/16	11,718
TD	CAD	(806,810)	USD	579,235	1/29/16	(3,782)
TD	JPY	60,018,033	USD	(495,115)	1/29/16	4,515
TD	MXN	29,093,684	USD	(1,694,229)	1/29/16	(9,691)
UBS	INR	29,939,186	USD	(449,773)	1/29/16	218
						$2,602,202

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
89	3-Month Euro Euribor	$24,123,736	$24,163,358	3/20/18	$39,622
(33)	90 Day Euro	(8,103,020)	(8,082,525)	9/18/18	20,495
(23)	90 Day Euro	(5,675,024)	(5,688,762)	9/20/16	(13,738)
(692)	90 Day Euro	(171,374,842)	(171,443,000)	6/14/16	(68,158)
(469)	90 Day Euro	(115,352,726)	(115,807,825)	12/20/16	(455,099)
(626)	90 Day Euro	(153,389,042)	(153,909,925)	9/19/17	(520,883)
(801)	90 Day Sterling	(146,224,376)	(146,103,662)	12/22/16	120,714
(123)	90 Day Sterling	(22,397,418)	(22,346,994)	9/21/17	50,424
(132)	90 Day Sterling	(23,935,372)	(23,940,787)	3/22/18	(5,416)
(114)	90 Day Sterling	(20,671,541)	(20,734,957)	6/22/17	(63,416)
(1,061)	90 Day Sterling	(192,951,917)	(193,254,341)	6/16/17	(302,424)
116	Australian 3 yr Bonds	8,258,899	8,282,185	3/16/16	23,286
42	Euro-Bobl	5,976,182	5,963,962	3/9/16	(12,220)
197	Euro-Bund	34,215,212	33,807,497	3/9/16	(407,715)
20	Euro-Schatz	2,423,261	2,423,558	3/9/16	297
(126)	S&P500 Emini	(12,744,892)	(12,823,020)	3/19/16	(78,128)
	U.S. Treasury 10 yr
(2,066)	Notes	(260,799,767)	(260,122,313)	3/22/16	677,454
2,131	U.S. Treasury 5 yr Notes	252,741,898	252,140,586	4/1/16	(601,312)
	U.S. Treasury Long
209	Bonds	32,128,528	32,133,750	3/22/16	5,222
		$(773,752,221)			$(1,590,995)

Swap Contracts

CDS Contracts1

				Annual
	Swap			Protection		Unrealized
	Referenced			Payments	Termination	Appreciation
Counterparty	Obligation	Notional Value[2]		(Receipts)	Date	(Depreciation)[3]
	Protection
	Purchased
	(Moody’s
	Rating):
CDX	CDX.EM.24[6]		5,170,480	1.00%	12/20/20	$46,228
	JPMC -
	iTraxx
	Europe
	Crossover
	Series 24
ICE	Version 1[5]	EUR	3,700,000	5.00%	12/20/20	14,795
	JPMC-
ICE	CDX.NA.HY.25[4]		15,195,000	5.00%	12/20/20	168,123
	People’s
	Republic of
	China
	7.50%
	10/28/27
JPMC	Aa		1,057,000	1.00%	9/20/20	1,146
	People’s
	Republic of
	China
	7.50%
	10/28/27
JPMC	Aa		1,057,000	1.00%	9/20/20	(487)
						$229,805

	Protection Sold
	(Moody’s Rating):
	Volkswagen
	International
	5.375%
	5/22/18 A
BAML	CDS A	EUR	1,800,000	1.00%	12/20/16	8,038
	BorgWarner
	CDS 8.00%
	10/01/19
CITI	Baa		2,800,000	1.00%	12/20/20	34,017
	Finmeccanica
	Finance 5 yr
	CDS 5.75%
	12/12/18
CITI	Ba	EUR	300,000	5.00%	3/20/19	6,722
	Mexico LA
	SP 5.95%
	3/19/19 A3
CITI	5 yr CDS		1,900,000	1.00%	9/20/20	(7,891)

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Swap Contracts (continued)

CDS Contracts1 (continued)

Counterparty	Swap Referenced Obligation	Notional Value[2]		Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)[3]
	Volvo
	Treasury
	5.00%
	5/31/17
	Baa
CITI	CDS	EUR	200,000	1.00%	12/20/20	$3,273
	Volvo
	Treasury
	5.00%
	5/31/17
	Baa
CITI	CDS	EUR	200,000	1.00%	12/20/20	2,753
	Mexico LA
	SP 5.95%
	3/19/19 A3
JPMC	5 yr CDS		14,300,000	1.00%	12/20/19	(350,656)
	Mexico LA
	SP 5.95%
	3/9/19 A3
JPMC	5 yr CDS		2,000,000	1.00%	9/20/20	(5,022)
	Volkswagen
	International
	5.375%
	5/22/18 A
JPMC	2 yr CDS A	EUR	2,500,000	1.00%	12/20/17	28,588
						$(280,178)
Total						$(50,373)

Inflation Swap Contracts7

			Unrealized
	Expiration		Appreciation
Notional Value[2]	Date	Description	(Depreciation)
		Agreement with BAML to
		receive the notional amount
		multiplied by the U.S CPI
		Urban Consumers NSA and
		to pay the notional amount
		multiplied by the fixed rate
4,400,000	9/23/16	of 0.415%	$12,129

Inflation Swap Contracts8

Counterparty	Swap Referenced Obligations	Notional Value[2]		Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[3]
	CSFB - 2 yr
	TIEE-Banxico
CME	28D	MXN	139,300,000	4.03%	3.352%	2/3/17	$17,827
CME	CSFB - 1 yr	CAD	25,000,000	1.00%	0.798%	12/15/17	10,660
CME	CSFB - 10 yr	MXN	162,900,000	6.96%	3.471%	7/27/20	792
CME	CSFB - 10 yr		3,800,000	2.00%	0.517%	12/16/20	4,034
	CSFB - 10 yr
	TIEE-Banxico
CME	28D	MXN	13,700,000	5.98%	3.535%	8/26/24	(1,640)
	CSFB - 15 yr
	TIEE-Banxico
CME	28D	MXN	312,900,000	5.99%	3.550%	1/8/30	(885,887)
CME	CSFB - 2 yr	MXN	96,300,000	4.39%	3.425%	7/28/17	13,883
CME	CSFB - 2 yr	MXN	82,700,000	4.34%	3.531%	9/28/17	(9,484)
CME	CSFB - 2 yr	MXN	51,000,000	4.20%	3.547%	10/5/17	(791)
CME	CSFB - 2 yr	GBP	2,900,000	1.50%	0.684%	9/21/18	(2,322)
	CSFB - 2 yr
	GBP-BBA-LIBOR
CME	6M	GBP	3,200,000	1.50%	0.744%	12/16/17	(33,053)
	CSFB - 4 yr
	USD-BBA-LIBOR
CME	3M		1,600,000	2.00%	0.517%	12/16/19	(20,563)
	CSFB - 7 yr
	USD-BBA-LIBOR
CME	3M		1,700,000	2.25%	0.517%	12/16/22	(50,017)
	CSFB- 30 yr
	USD-BBA-LIBOR
CME	3M		30,500,000	2.75%	0.517%	12/16/45	(525,941)
	JPMC - 5 yr
	USD-BBA-LIBOR
CME	3M		2,300,000	1.67%	0.363%	2/17/20	(7,672)
	JPMC - 10 yr
	USD-BBA-LIBOR
CME	3M		7,115,000	2.84%	0.406%	2/26/24	(432,072)
	JPMC - 3 yr
	USD-BBA-LIBOR
CME	3M		3,700,000	1.28%	0.517%	9/16/17	(12,707)
	JPMC - 7 yr
	USD-BBA-LIBOR
CME	3M		2,800,000	2.22%	0.356%	5/12/21	(65,405)
	JPMC - 7 yr
	USD-BBA-LIBOR
CME	3M		1,750,000	2.24%	0.322%	7/28/21	(42,910)
	JPMC - 7 yr
	USD-BBA-LIBOR
CME	3M		5,175,000	2.00%	0.406%	5/26/22	(39,187)
CME	MSC - 10 yr	MXN	126,600,000	5.50%	3.340%	9/2/20	18,106
CME	MSC - 10 yr		10,700,000	2.35%	0.333%	8/5/25	(186,508)
	MSC - 15 yr
	USD-OIS-
CME	COMPOUND		17,700,000	0.05%	0.350%	6/18/16	2,921
CME	MSC - 5 yr	MXN	121,500,000	5.50%	0.350%	9/22/20	5,758

38 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

Swap Contracts (continued)

Interest Rate Swap Contracts8 (continued)

Counterparty	Swap Referenced Obligations	Notional Value[2]		Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)[3]
	MSC - 5 yr
	TIEE-Banxico
CME	28D	MXN	35,400,000	5.62%	3.504%	6/2/20	$4,429
CME	MSC - 7 yr	MXN	34,300,000	5.94%	3.350%	7/13/22	16,180
	BRL Zero
	Coupon
DB	Swap CETIP BRL		900,000	12.81%	0.000%	1/4/21	44,947
	BRL Zero
	Coupon
DB	Swap CETIP BRL		900,000	15.90%	0.000%	1/4/21	(5,364)
LCH	CSFB - 10 yr		900,000	2.25%	0.280%	6/15/26	6,492
LCH	CSFB - 30 yr		1,600,000	2.25%	0.593%	6/15/46	9,131
	CSFB - 30 yr
	USD-BBA-LIBOR
LCH	3M		28,500,000	2.75%	0.517%	12/16/45	(1,642,030)
	CSFB - 7 yr
	USD-BBA-LIBOR
LCH	3M		44,300,000	2.25%	0.517%	12/16/22	(1,325,609)
	CSFB -10 yr
	USD-BBA-LIBOR
LCH	3M		7,300,000	2.50%	0.517%	12/16/25	(138,427)
	CSFB- 5 yr
	USD-BBA-LIBOR
LCH	3M		48,500,000	2.00%	0.517%	12/16/20	(848,602)
							$(6,121,031)

Reverse Repurchase Agreements

	Interest	Trade	Maturity	Face	Repurchase
Counterparty	Rate	Date	Date	Value	Price
JPMC - U.S. Treasury Note	0.80%	12/23/15	1/6/16	$(3,885,375)	$(3,886,584)
JPMC- U.S Treasury Inflation
Protected Bond	0.85%	12/23/15	1/6/16	(1,001,250)	(1,001,581)
				$(4,886,625)	$(4,888,165)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts, notional values, and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the “Schedules of investments” is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase	Up to
Agreements	30 days	Total
U.S. Treasury Obligations	$(4,886,625)	$(4,886,625)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(371,395).

4Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s iTraxx® Europe Crossover index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

6Markit’s Emerging Markets CDX Index, or the CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle east, Eastern Europe, Africa and Asia.

7Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar

(continues)     NQ-OPTFI [12/15] 2/16 (16075) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Summary of abbreviations (continued):
BAML – Bank of America Merrill Lynch
BBA – LIBOR – British Bankers Association Rate
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CBOT – Chicago Board of Trade
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Brazil CETIP Deposito Interbancario (Interbank Deposit) Rate
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
CNY - China Renminbi
CPI – Consumer Price Index
CZK – Czech Koruna
DB – Deutsche Bank
DKK – Danish Krone
EUR – European Monetary Unit
EURIBOR – Euro Interbank Offer Rate
EURX – Euronext Exchange
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate
IDR – Indonesian Rupiah
IMM – International Monetary Market
INR – Indian Rupee
IRS – Interest Rate Swaptions
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LCH – London Clearing House
M – Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – MBIA Insurance Group
MSC - Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NSA – Not Seasonally Adjusted
NZD – New Zealand Dollar
OIS – COMPOUND – Overnight Indexed Swaps Federal Funds Compound Rate
PHP – Philippine Peso
PIK – Payment-in-Kind
PLN – Polish Zloty
RBC – RBC Capital Markets
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
THB – Thailand Baht
TIEE – Banxico – Interbank Equilibrium Interest Rate Banco de Mexico
TRY – Turkish Lira
TWD – Taiwan Dollar
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year

40 NQ-OPTFI [12/15] 2/16 (16075)

Notes

Optimum Fixed Income Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

NQ-OPTFI [12/15] 2/16 (16075) 41

(Unaudited)

2. Investments (continued)

duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities	$—	$850,776,302	$2,629,688	$853,405,990
Collateralized Debt Obligations	—	40,202,215	—	40,202,215
Corporate Debt	—	719,978,070	—	719,978,070
Foreign Debt	—	74,543,626	—	74,543,626
Municipal Bonds	—	31,351,090	—	31,351,090
Senior Secured Loans[1]	—	117,800,769	6,778,502	124,579,271
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	2,868,101	22,495	—	2,890,596
Preferred Stock[1]	1,268,417	4,967,950	—	6,236,367
U.S. Treasury Obligations	—	518,795,549	—	518,795,549
Short-Term Investments	—	152,168,073	—	152,168,073
Options Purchased[1]	8,180	484,107	—	492,287
Total Value of Securities	$4,144,698	$2,511,090,246	$9,408,190	$2,524,643,134
Options Written	$(201,292)	$(590,936)	$—	$(792,228)
Foreign Currency Exchange
Contracts	—	2,602,202	—	2,602,202
Futures Contracts	(1,590,995)	—	—	(1,590,995)
Swap Contracts	—	(6,159,275)	—	(6,159,275)
Reverse Repurchase Agreements	—	(4,886,625)	—	(4,886,625)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	99.69%	0.31%	100.00%
Senior Secured Loans	—	94.56%	5.44%	100.00%
Convertible Preferred Stock	99.22%	0.78%	—	100.00%
Preferred Stock	20.34%	79.66%	—	100.00%
Options Purchased	1.66%	98.34%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

42 NQ-OPTFI [12/15] 2/16 (16075)

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTFI [12/15] 2/16 (16075) 43

Schedule of investments

Optimum International Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.77%Δ
Australia – 2.43%
BHP Billiton ADR *	80,788	$2,081,099
Cochlear	31,291	2,165,830
Orora	1,005,896	1,634,057
Qantas Airways †	2,425,942	7,192,144
St Barbara †	1,191,691	1,244,769
		14,317,899
Austria – 2.60%
Conwert Immobilien Invest *†	229,038	3,494,494
Erste Group Bank †	154,555	4,835,814
Schoeller-Bleckmann Oilfield
Equipment *	57,934	3,177,563
voestalpine	123,006	3,762,359
		15,270,230
Belgium – 0.69%
Delhaize Group	42,029	4,090,351
		4,090,351
Bermuda – 1.61%
Everest Re Group	51,638	9,454,401
		9,454,401
Brazil – 1.07%
Banco Bradesco ADR	299,299	1,439,628
Banco do Brasil	358,100	1,332,659
JBS	572,300	1,784,464
Qualicorp †	483,067	1,723,323
		6,280,074
Canada – 3.64%
Bank of Nova Scotia	78,800	3,186,846
BCE	66,996	2,587,386
CGI Group Class A †	56,300	2,253,709
Constellation Software	6,400	2,667,750
Dominion Diamond	96,800	989,018
Empire	53,400	993,183
Magna International Class A	97,629	3,958,914
Rogers Communications
Class B	71,626	2,468,232
Sun Life Financial	70,200	2,188,757
Tourmaline Oil †	6,200	100,126
		21,393,921
China/Hong Kong – 5.55%
Anhui Conch Cement *	1,328,500	3,551,138
China Oilfield Services *	2,898,000	2,490,236
CLP Holdings	821,500	6,962,948
Hong Kong Exchanges and
Clearing	98,600	2,511,782
Industrial & Commercial Bank
of China	5,164,000	3,095,358
Mindray Medical International
ADR	157,978	4,284,363
Orient Overseas International	1,042,000	4,987,458
Swire Pacific Class A	209,000	2,334,525
Weichai Power	1,389,000	1,529,630
Yue Yuen Industrial Holdings	255,500	865,501
		32,612,939
Colombia – 0.33%
Bancolombia ADR	72,459	1,938,278
		1,938,278
Czech Republic – 0.51%
Komercni banka	14,992	2,976,193
		2,976,193
Denmark – 0.79%
H. Lundbeck †	65,330	2,230,485
Vestas Wind Systems	34,341	2,398,090
		4,628,575
Finland – 0.77%
Neste	150,980	4,505,928
		4,505,928
France – 3.57%
Atos SE	11,131	934,432
Christian Dior	6,782	1,151,954
Derichebourg †	140,436	503,650
Faurecia	23,677	948,688
Gecina	7,404	900,074
Ipsen	20,818	1,379,287
IPSOS	33,336	767,755
Metropole Television	38,968	670,071
Peugeot †	156,374	2,740,942
Sartorius Stedim Biotech	1,655	634,759
SCOR	16,092	602,099
Societe Generale *	91,582	4,220,101
Sodexo *	43,892	4,287,919
Thales	16,442	1,230,623
		20,972,354
Germany – 3.59%
Aurubis	49,926	2,527,945
Continental	17,529	4,240,245
Deutsche Lufthansa †	417,193	6,570,932
Merck	10,453	1,012,022
Nordex †	51,126	1,795,567
ProSiebenSat.1 Media	51,431	2,594,642
Stroeer	13,148	825,471

(continues)     NQ-OPTIE [12/15] 2/16 (16080) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Germany (continued)
TUI	84,474	$1,525,906
		21,092,730
India – 3.28%
Britannia Industries	49,491	2,209,239
Hindustan Unilever	189,004	2,461,298
ICICI Bank ADR	665,677	5,212,251
Tata Consultancy Services	97,157	3,569,128
Yes Bank	533,134	5,812,487
		19,264,403
Indonesia – 0.79%
Indofood Sukses Makmur	4,918,100	1,830,284
Telekomunikasi Indonesia
Persero	12,715,200	2,847,398
		4,677,682
Ireland – 4.34%
ICON †	204,188	15,865,408
Shire	140,979	9,672,531
		25,537,939
Israel – 3.68%
Bank Hapoalim BM	842,393	4,347,878
Plus500	91,064	577,676
Taro Pharmaceutical
Industries †	37,110	5,735,352
Teva Pharmaceutical
Industries ADR	167,495	10,994,372
		21,655,278
Italy – 0.32%
A2A	899,260	1,217,592
La Doria	45,778	648,117
		1,865,709
Japan – 18.86%
Adastria	26,700	1,494,016
Aderans	66,000	459,035
Bandai Namco Holdings	30,400	642,238
Chubu Electric Power	287,400	3,935,416
Daiichi Sankyo	137,400	2,835,778
Daiwa House Industry	170,500	4,901,049
Denso	204,900	9,790,841
Gurunavi	27,700	575,399
Haseko	64,700	715,318
Hitachi	733,000	4,153,281
Hoya	25,100	1,026,361
Iida Group Holdings	173,800	3,221,076
Japan Airlines	42,200	1,510,398
Kajima	135,000	803,412
Kaken Pharmaceutical	29,000	1,981,579
KDDI	37,500	973,842
Konami Holdings	62,200	1,480,581
Kose	17,600	1,627,244
Medipal Holdings	43,600	743,087
Mizuho Financial Group	3,390,700	6,781,119
Morinaga	180,000	946,871
Nexon	133,500	2,171,652
Nichi-iko Pharmaceutical	52,200	1,243,881
Nichirei	191,000	1,407,296
Nippon Steel & Sumitomo
Metal	164,500	3,254,063
Nippon Telegraph &
Telephone	69,800	2,777,793
Nissha Printing	91,800	1,782,732
NTT DATA	72,300	3,495,279
NTT DOCOMO	71,900	1,474,723
Obayashi	404,000	3,727,635
Otsuka Holdings	118,500	4,210,004
Secom	114,100	7,732,208
Shionogi	60,300	2,727,269
Sumitomo Chemical	112,000	643,200
Sumitomo Mitsui Financial
Group	144,600	5,457,129
Suzuken	82,300	3,127,449
Taisei	154,000	1,014,351
T-Gaia	127,500	1,450,668
Tokyo Electric Power †	841,400	4,844,796
Towa Pharmaceutical	21,100	1,312,054
Yamada Denki	295,200	1,275,072
Yamazsaki Baking	229,000	5,149,033
		110,876,228
Netherlands – 2.23%
Core Laboratories *	72,251	7,856,574
Heineken	32,738	2,789,704
Royal Dutch Shell Class A	107,981	2,462,617
		13,108,895
New Zealand – 0.50%
Spark New Zealand	690,389	1,554,637
Xero Private Placement †	104,850	1,420,003
		2,974,640
Norway – 2.41%
DNB	502,218	6,197,428
Norsk Hydro	869,829	3,238,199
Statoil ADR *	230,296	3,214,932
Telenor	92,220	1,539,532
		14,190,091

2 NQ-OPTIE [12/15] 2/16 (16080)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ(continued)
Peru – 0.74%
Credicorp	44,603	$4,340,764
		4,340,764
Republic of Korea – 2.66%
Hyundai Mobis †	21,005	4,385,927
Korea Electric Power †	63,190	2,671,738
Samsung Electronics	7,120	7,578,619
SK Hynix	39,595	1,020,775
		15,657,059
Singapore – 2.38%
DBS Group Holdings	548,200	6,424,859
Singapore Airlines	461,000	3,632,568
Singapore Exchange	297,300	1,607,980
United Industrial	1,143,000	2,321,712
		13,987,119
Spain – 1.58%
Amadeus IT Holding	210,973	9,298,134
		9,298,134
Sweden – 1.15%
Getinge Class B *	259,021	6,783,154
		6,783,154
Switzerland – 6.48%
Credit Suisse Group ADR	149,483	3,242,286
dorma+kaba Holding
Class B †	1,556	1,056,727
Galenica	4,987	7,802,410
Lonza Group †	36,991	6,016,028
Luxoft Holding †	12,064	930,496
Nestle	36,651	2,720,796
Novartis ADR	86,985	7,484,189
Roche Holding	30,333	8,405,530
Zehnder Group	11,237	431,372
		38,089,834
Taiwan – 2.82%
Advanced Semiconductor
Engineering	5,249,000	6,016,998
AU Optronics	6,392,000	1,880,504
Chunghwa Telecom	656,000	1,972,056
Taiwan Semiconductor
Manufacturing	1,561,000	6,720,413
		16,589,971
Thailand – 0.47%
Tipco Asphalt NVDR	2,077,900	2,317,234
TRC Construction NVDR	8,291,100	450,621
		2,767,855
Turkey – 0.97%
Akbank	1,318,216	3,022,806
Turkiye Garanti Bankasi *	1,108,578	2,700,776
		5,723,582
United Kingdom – 12.08%
ARM Holdings ADR	269,115	12,174,763
British American Tobacco	40,185	2,231,711
Debenhams	1,953,525	2,106,297
Diageo	254,024	6,937,061
DS Smith	158,802	928,954
Great Portland Estates	315,457	3,845,061
HSBC Holdings	358,082	2,826,872
Imperial Tobacco Group	11,495	607,160
Inchcape	208,795	2,409,091
International Consolidated
Airlines Group	540,981	4,864,162
Investec	329,179	2,321,120
ITV	1,145,466	4,663,752
Kingfisher	419,430	2,031,571
Land Securities Group	74,437	1,290,411
Legal & General Group	758,466	2,992,934
Mondi	267,988	5,252,940
Persimmon †	146,785	4,379,236
Playtech	157,699	1,930,759
Project White =†	60,572	1,428,772
Rio Tinto ADR *	116,601	3,395,421
Sainsbury (J.)	630,225	2,400,106
		71,018,154
United States – 2.88%
Carnival	166,715	9,082,633
Carnival - London Stock
Exchange	70,302	4,004,965
Project Star =†	142	2,915,619
Project Star Series G =†	47	965,029
		16,968,246
Total Common Stock
(cost $597,017,860)		574,908,610

	Principal
	amount°
Short-Term Investments – 1.78%
Discount Notes - 1.43%≠
Federal Home Loan Bank
0.12% 1/4/16	154,203	154,203
0.155% 2/3/16	474,558	474,464
0.17% 1/21/16	349,976	349,953

(continues)     NQ-OPTIE [12/15] 2/16 (16080) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.18% 2/26/16	511,979	$511,799
0.18% 3/7/16	376,335	376,144
0.184% 1/25/16	1,513,502	1,513,378
0.185% 1/19/16	315,226	315,208
0.188% 2/18/16	1,430,544	1,430,115
0.19% 3/22/16	824,747	824,229
0.25% 2/9/16	401,143	401,047
0.295% 3/2/16	152,570	152,498
0.31% 3/14/16	1,897,071	1,896,001
		8,399,039
Repurchase Agreements – 0.35%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $709,340
(collateralized by
U.S. government
obligations 3.00%
11/15/45; market value
$723,508)	709,322	709,322
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$1,182,237 (collateralized
by U.S. government
obligations
0.75%-2.875%
9/30/16-8/15/42; market
value $1,205,847)	1,182,202	1,182,202
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $154,481
(collateralized by U.S.
government obligations
0.00% 2/15/31-2/15/43;
market value $157,566)	154,476	154,476
		2,046,000

Total Short-Term
Investments
(cost $10,445,184)		10,445,039
Total Value of Securities
Before Securities Lending
Collateral - 99.55%
(cost $607,463,044)		$585,353,649

	Number of
	shares
Securities Lending Collateral – 3.49%
Separate Account
Optimum International Fund	20,530,569	20,530,569
Total Securities Lending
Collateral
(cost $20,530,569)		20,530,569

Total Value of
Securities – 103.04%■
(cost $627,993,613)		605,884,218
Obligation to Return
Securities Lending
Collateral – (3.49%)		(20,530,569)
Receivables and Other
Assets Net of
Liabilities – 0.45%		2,635,432
Net Assets Applicable to
53,485,621 Shares
Outstanding - 100.00%		$587,989,081
____________________

*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015, the aggregate value of fair valued securities was $5,309,420, which represents 0.90% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $22,411,151 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depository Receipt
VVPR Strip – Dividend Coupon

4 NQ-OPTIE [12/15] 2/16 (16080)

Notes

Optimum International Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTIE [12/15] 2/16 (16080) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,081,099	$12,236,800	$—	$14,317,899
Austria	3,494,494	11,775,736	—	15,270,230
Belgium	—	4,090,351	—	4,090,351
Bermuda	9,454,401	—	—	9,454,401
Brazil	6,280,074	—	—	6,280,074
Canada	21,393,921	—	—	21,393,921
China/Hong Kong	4,284,363	28,328,576	—	32,612,939
Colombia	1,938,278	—	—	1,938,278
Czech Republic	—	2,976,193	—	2,976,193
Denmark	—	4,628,575	—	4,628,575
Finland	—	4,505,928	—	4,505,928
France	—	20,972,354	—	20,972,354
Germany	—	21,092,730	—	21,092,730
India	5,212,251	14,052,152	—	19,264,403
Indonesia	—	4,677,682	—	4,677,682
Ireland	15,865,408	9,672,531	—	25,537,939
Israel	16,729,724	4,925,554	—	21,655,278
Italy	—	1,865,709	—	1,865,709
Japan	—	110,876,228	—	110,876,228
Netherlands	7,856,574	5,252,321	—	13,108,895
New Zealand	1,420,003	1,554,637	—	2,974,640
Norway	3,214,932	10,975,159	—	14,190,091
Peru	4,340,764	—	—	4,340,764
Republic of Korea	—	15,657,059	—	15,657,059
Singapore	2,321,712	11,665,407	—	13,987,119
Spain	—	9,298,134	—	9,298,134
Sweden	—	6,783,154	—	6,783,154
Switzerland	12,088,343	26,001,491	—	38,089,834
Taiwan	—	16,589,971	—	16,589,971
Thailand	—	2,767,855	—	2,767,855
Turkey	—	5,723,582	—	5,723,582
United Kingdom	15,570,184	55,447,970	—	71,018,154
United States	9,082,633	4,004,965	3,880,648	16,968,246
Short-Term Investments	—	10,445,039	—	10,445,039
Securities Lending Collateral	—	20,530,569	—	20,530,569
Total Value of Securities	$142,629,158	$459,374,412	$3,880,648	$605,884,218

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2015, the majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net ssset value (NAV) is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

6 NQ-OPTIE [12/15] 2/16 (16080)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

NQ-OPTIE [12/15] 2/16 (16080) 7

(Unaudited)

3. Securities Lending (continued)

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the period ended Dec. 31, 2015, the value of securities on loan was $22,411,151, for which the Fund received collateral, comprised of non-cash collateral valued at $2,778,560, and cash collateral of $20,530,569. At Dec. 31, 2015, the value of invested collateral was $20,530,569. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ-OPTIE [12/15] 2/16 (16080)

Schedule of investments

Optimum Large Cap Growth Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.26%✧
Consumer Discretionary – 23.60%
Amazon.com †	142,800	$96,517,092
AutoZone †	12,400	9,199,684
BorgWarner	128,700	5,563,701
CarMax †	94,700	5,110,959
Chipotle Mexican Grill †	11,200	5,374,320
Church & Dwight	43,200	3,666,816
Coach	85,250	2,790,233
Comcast Class A	223,450	12,609,283
Delphi Automotive (United Kingdom)	196,200	16,820,226
Dollar General	61,600	4,427,192
Dollar Tree †	34,850	2,691,117
Ferrari (Italy) †	39,990	1,919,520
Flipkart Limited @=†	1,530	206,746
Flipkart Limited Series A @=†	522	70,537
Flipkart Limited Series C @=†	921	124,453
Flipkart Limited Series E @=†	1,712	231,339
Flipkart Limited Series G @=†	7,188	971,300
Flipkart Limited Series H @=†	6,977	942,788
Hanesbrands	271,700	7,996,131
Hilton Worldwide Holdings	150,200	3,214,280
Home Depot	99,723	13,188,367
Las Vegas Sands	74,800	3,279,232
Lowe’s	239,950	18,245,798
Marriott International Class A	79,900	5,356,496
McDonald’s	93,950	11,099,253
MGM Resorts International †	405,470	9,212,278
Netflix †	68,250	7,806,435
NIKE Class B	184,900	11,556,250
Norwegian Cruise Line Holdings †	152,750	8,951,150
Priceline Group †	22,300	28,431,385
Ross Stores	102,600	5,520,906
Royal Caribbean Cruises	55,600	5,627,276
ServiceMaster Global Holdings †	111,150	4,361,526
Signet Jewelers (Bermuda)	30,750	3,803,468
Tesla Motors †	39,720	9,533,197
Time Warner	30,800	1,991,836
Tractor Supply	83,800	7,164,900
Under Armour Class A †	19,700	1,588,017
VF	12,850	799,913
Walgreens Boots Alliance	145,000	12,347,475
Walt Disney	181,650	19,087,782
Yum! Brands	109,000	7,962,450
		377,363,107
Consumer Staples – 4.34%
Anheuser-Busch InBev ADR	34,300	4,287,500
Costco Wholesale	14,700	2,374,050
CVS Health	124,850	12,206,585
General Mills	28,200	1,626,012
Jarden †	167,450	9,564,744
Kroger	174,200	7,286,786
Molson Coors Brewing Class B	105,750	9,932,040
PepsiCo	95,750	9,567,340
Starbucks	208,650	12,525,259
		69,370,316
Energy – 0.62%
Anadarko Petroleum	74,650	3,626,497
Baker Hughes	75,200	3,470,480
EOG Resources	21,000	1,486,590
Weatherford International (Switzerland) †	155,150	1,301,709
		9,885,276
Financials – 9.08%
American Tower	109,900	10,654,805
Bank of America	272,149	4,580,268
BlackRock	6,000	2,043,120
Blackstone Mortgage Trust	193,650	5,182,074
Citizens Financial Group	282,020	7,386,104
Crown Castle International	82,100	7,097,545
E*TRADE Financial †	45,500	1,348,620
Intercontinental Exchange	32,100	8,225,946
LendingClub †	145,900	1,612,195
MasterCard Class A	230,200	22,412,272
Morgan Stanley	377,400	12,005,094
State Street	73,800	4,897,368
Synchrony Financial †	51,456	1,564,777
TD Ameritrade Holding	112,100	3,890,991
United Rentals †	38,100	2,763,774
Visa Class A	636,600	49,368,330
WeWork Companies @=†	2,473	77,269
		145,110,552
Healthcare – 19.73%
ACADIA Pharmaceuticals †	21,250	757,563
Aetna	20,450	2,211,054
Alexion Pharmaceuticals †	91,700	17,491,775
Allergan †	147,368	46,052,500
Anthem	76,400	10,653,216
Biogen †	45,650	13,984,877
BioMarin Pharmaceutical †	52,850	5,536,566
Bristol-Myers Squibb	346,250	23,818,537
Celgene †	201,300	24,107,688
Cigna	44,100	6,453,153

(continues)     NQ-OPTLG [12/15] 2/16 (16079) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
DexCom †	3,650	$298,935
Edwards Lifesciences †	96,500	7,621,570
Eli Lilly	50,400	4,246,704
Gilead Sciences	219,050	22,165,669
HCA Holdings †	58,209	3,936,675
Hologic †	73,600	2,847,584
Humana	43,450	7,756,259
Illumina †	14,700	2,821,591
Incyte †	86,750	9,408,037
Intuitive Surgical †	21,900	11,960,904
McKesson	51,200	10,098,176
Regeneron Pharmaceuticals †	17,250	9,364,507
Shire ADR	29,490	6,045,450
Thermo Fisher Scientific	113,650	16,121,253
UnitedHealth Group	188,200	22,139,848
Valeant Pharmaceuticals International (Canada) †	87,400	8,884,210
Vertex Pharmaceuticals †	148,500	18,685,755
		315,470,056
Industrials – 9.98%
American Airlines Group	336,600	14,255,010
Boeing	153,850	22,245,171
Canadian Pacific Railway (Canada)	52,400	6,686,240
Danaher	273,700	25,421,256
Delta Air Lines	139,800	7,086,462
FedEx	30,100	4,484,599
Flowserve	80,906	3,404,524
General Electric	51,815	1,614,037
HD Supply Holdings †	263,450	7,911,403
Honeywell International	170,750	17,684,577
Lockheed Martin	19,150	4,158,423
Martin Marietta Materials	26,600	3,633,028
McGraw Hill Financial	12,450	1,227,321
Mobileye (Israel) †	114,100	4,824,148
Roper Technologies	47,500	9,015,025
SBA Communications Class A †	62,300	6,545,861
Tyco International (Switzerland)	122,750	3,914,498
Union Pacific	43,153	3,374,565
United Continental Holdings †	109,700	6,285,810
Wabtec	81,700	5,810,504
		159,582,462
Information Technology – 27.67%
Adobe Systems †	57,800	5,429,732
Akamai Technologies †	75,600	3,978,828
Alibaba Group Holding ADR †	97,305	7,907,977
Alliance Data Systems †	19,285	5,333,652
Alphabet Class A †	37,500	29,175,375
Alphabet Class C †	108,178	82,094,121
Apple	461,600	48,588,016
Arista Networks †	35,950	2,798,348
ASML Holding (Netherlands)	25,400	2,254,758
Avago Technologies (Singapore)	57,950	8,411,443
Broadcom Class A	148,700	8,597,834
Ctrip.com International ADR †	74,450	3,449,269
Dropbox Class A @=†	61,727	758,814
Facebook Class A †	566,329	59,271,993
Fiserv †	64,900	5,935,754
GrubHub †	63,300	1,531,860
IHS Class A †	8,600	1,018,498
Lam Research	70,150	5,571,313
LinkedIn Class A †	68,850	15,496,758
Microsoft	1,076,350	59,715,898
NetSuite †	38,900	3,291,718
NXP Semiconductors (Netherlands) †	85,750	7,224,438
Palo Alto Networks †	19,900	3,505,186
PayPal Holdings †	105,600	3,822,720
Sabre	165,000	4,615,050
salesforce.com †	273,750	21,462,000
ServiceNow †	107,430	9,299,141
Tencent Holdings (China) (Hong Kong Exchange)	523,800	10,255,864
VeriSign †	83,400	7,285,824
Verisk Analytics Class A †	54,500	4,189,960
Yahoo †	302,850	10,072,791
		442,344,933
Materials – 0.85%
Air Products & Chemicals	41,850	5,445,103
Ashland	47,100	4,837,170
PPG Industries	33,200	3,280,824
		13,563,097
Telecommunication Services – 0.35%
ARRIS Group †	58,700	1,794,459
Level 3 Communications †	55,300	3,006,108
T-Mobile US †	20,600	805,872
		5,606,439

2 NQ-OPTLG [12/15] 2/16 (16079)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Utilities – 0.04%
Sempra Energy	7,650	$719,177
		719,177

Total Common Stock
(cost $1,293,954,455)		1,539,015,415

Convertible Preferred Stock – 0.40%
Airbnb Private
Placement @=†	36,741	3,249,363
LivingSocial Private Placement
Series F @=†	14,824	0
Uber Technologies
Series G @=†	34,197	1,584,470
WeWork Companies
Series E @†	22,244	695,014
Xiaoju Kuaizhi (China) @=†	32,416	941,609
Total Convertible Preferred
Stock (cost $5,611,304)		6,470,456

U.S. Master Limited Partnerships – 0.61%
Blackstone Group	315,750	9,232,530
Carlyle Group	34,000	531,080
Total U.S. Master Limited
Partnerships
(cost $11,500,748)		9,763,610

	Principal
	amount°
Short-Term Investments – 3.26%
Discount Notes – 2.19%≠
Federal Home Loan Bank
0.12% 1/4/16	1,256,513	1,256,513
0.155% 2/3/16	4,480,140	4,479,244
0.17% 1/21/16	3,364,260	3,364,038
0.18% 2/26/16	6,156,878	6,154,705
0.18% 3/7/16	2,588,146	2,586,831
0.185% 1/19/16	1,028,647	1,028,588
0.19% 3/22/16	920,361	919,783
0.194% 1/25/16	1,477,400	1,477,279
0.244% 2/18/16	6,440,210	6,438,278
0.25% 2/9/16	4,146,453	4,145,458
0.295% 3/2/16	902,178	901,756
0.31% 3/14/16	2,171,762	2,170,538
		34,923,011
Repurchase Agreements – 1.07%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$5,953,814 (collateralized
by U.S. government
obligations 3.00%
11/15/45; market value
$6,072,731)	5,953,655	5,953,655
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$9,923,045 (collateralized
by U.S. government
obligations
0.75%–2.875%
9/30/16–8/15/42; market
value $10,121,217)	9,922,758	9,922,758
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$1,296,627 (collateralized
by U.S. government
obligations 0.00%
2/15/31–2/15/43; market
value $1,322,520)	1,296,587	1,296,587
		17,173,000

Total Short-Term
Investments
(cost $52,096,694)		52,096,011

Total Value of
Securities – 100.53%
(cost $1,363,163,201)		1,607,345,492
Liabilities Net of
Receivables and Other
Assets – (0.53%)		(8,457,185)
Net Assets Applicable to
98,496,296 Shares
Outstanding – 100.00%		$1,598,888,307

(continues)     NQ-OPTLG [12/15] 2/16 (16079) 3

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

_________________________

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $9,853,702, which represents 0.62% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015, the aggregate value of fair valued securities was $9,158,688, which represents 0.57% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

4 NQ-OPTLG [12/15] 2/16 (16079)

Notes

Optimum Large Cap Growth Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-OPTLG [12/15] 2/16 (16079) 5

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

2. Investments (continued)

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$374,815,944	$—	$2,547,163	$377,363,107
Consumer Staples	69,370,316	—	—	69,370,316
Energy	9,885,276	—	—	9,885,276
Financials	145,033,283	—	77,269	145,110,552
Healthcare	315,470,056	—	—	315,470,056
Industrials	159,582,462	—	—	159,582,462
Information Technology	431,330,255	11,014,678	—	442,344,933
Materials	13,563,097	—	—	13,563,097
Telecommunication Services	5,606,439	—	—	5,606,439
Utilities	719,177	—	—	719,177
Convertible Preferred Stock	—	—	6,470,456	6,470,456
U.S. Master Limited Partnerships	9,763,610	—	—	9,763,610
Short-Term Investments	—	52,096,011	—	52,096,011
Total Value of Securities	$1,535,139,915	$63,110,689	$9,094,888	$1,607,345,492

As a result of utilizing international fair value pricing at Dec. 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTLG [12/15] 2/16 (16079)

Schedule of investments

Optimum Large Cap Value Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.94%✧
Consumer Discretionary – 6.97%
Advance Auto Parts	13,735	$2,067,255
Bed Bath & Beyond †	24,278	1,171,413
Comcast Class A Special	140,011	7,900,821
Delphi Automotive
(United Kingdom)	59,276	5,081,731
Disney (Walt)	18,147	1,906,887
Harley-Davidson	65,597	2,977,448
Johnson Controls	136,472	5,389,279
Newell Rubbermaid	35,932	1,583,883
Omnicom Group	130,199	9,850,856
Ross Stores	75,408	4,057,704
Target	87,194	6,331,156
Time	7,276	114,015
Time Warner	79,856	5,164,288
TJX	303,337	21,509,627
United Rentals †	81,270	5,895,326
Viacom Class B	57,966	2,385,881
Yum Brands	74,654	5,453,475
		88,841,045
Consumer Staples – 9.82%
Altria Group	430,629	25,066,914
Archer-Daniels-Midland	95,414	3,499,786
Campbell Soup	93,432	4,909,852
CVS Health	120,001	11,732,498
Danone (France)	73,672	4,978,045
Diageo (United Kingdom)	319,950	8,737,414
General Mills	178,773	10,308,051
Nestle (Switzerland)	146,893	10,904,639
Philip Morris International	474,486	41,712,064
Procter & Gamble	41,452	3,291,703
		125,140,966
Energy – 10.22%
Apache	232,827	10,353,817
Baker Hughes	10,302	475,437
Chevron	90,038	8,099,818
EOG Resources	77,871	5,512,488
Exxon Mobil	141,467	11,027,353
Halliburton	112,353	3,824,496
Marathon Petroleum	395,656	20,510,807
National Oilwell Varco	101,884	3,412,095
Noble (United Kingdom)	1,390,230	14,666,927
Occidental Petroleum	91,873	6,211,534
Schlumberger	102,354	7,139,191
SM Energy	312,682	6,147,328
Tesoro	132,894	14,003,041
Valero Energy	266,727	18,860,266
		130,244,598
Financials – 25.57%
ACE (Switzerland)	67,693	7,909,927
American Express	340,269	23,665,709
Aon (United Kingdom)	91,973	8,480,830
Apartment Investment &
Management	411,776	16,483,393
Bank of New York Mellon	188,869	7,785,180
BB&T	81,171	3,069,076
BlackRock	18,941	6,449,789
CBOE Holdings	328,248	21,303,295
Chubb	51,594	6,843,428
Citigroup	84,705	4,383,484
Discover Financial Services	272,563	14,614,828
Eaton Vance	377,972	12,257,632
Franklin Resources	474,991	17,489,169
Goldman Sachs Group	69,095	12,452,992
JPMorgan Chase	482,013	31,827,318
McGraw Hill Financial	177,466	17,494,598
MetLife	232,614	11,214,321
Moody’s	145,074	14,556,725
NASDAQ OMX Group	107,081	6,228,902
PNC Financial Services Group	61,251	5,837,833
Prudential Financial	72,590	5,909,552
State Street	84,480	5,606,093
Travelers	127,332	14,370,690
U.S. Bancorp	299,232	12,768,229
Waddell & Reed Financial
Class A	494,942	14,185,038
Wells Fargo	416,284	22,629,198
		325,817,229
Healthcare – 11.75%
Abbott Laboratories	170,012	7,635,239
AbbVie	296,146	17,543,689
Express Scripts Holding †	86,699	7,578,360
Gilead Sciences	121,197	12,263,924
Jazz Pharmaceuticals
(Ireland) †	124,809	17,543,153
Johnson & Johnson	231,177	23,746,501
Medtronic (Ireland)	176,946	13,610,686
Merck	183,249	9,679,212
Mylan †	116,338	6,290,396
Novartis (Switzerland)	23,685	2,037,367
Pfizer	532,837	17,199,978
Roche Holding (Switzerland)	6,738	1,867,156
St. Jude Medical	72,650	4,487,591
Thermo Fisher Scientific	57,691	8,183,468
		149,666,720

(continues)     NQ-OPTLV [12/15] 2/16 (16078) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock✧ (continued)
Industrials – 13.31%
3M	84,652	$12,751,977
Canadian National Railway
(Canada)	59,584	3,329,554
Caterpillar	29,001	1,970,908
Cummins	15,121	1,330,799
Danaher	104,006	9,660,077
Deere	22,699	1,731,253
Eaton (Ireland)	97,989	5,099,348
Equifax	13,194	1,469,416
Honeywell International	129,912	13,454,986
Illinois Tool Works	56,379	5,225,206
Lockheed Martin	162,938	35,381,987
Northrop Grumman	37,513	7,082,830
Parker-Hannifin	15,807	1,532,963
Pentair (United Kingdom)	54,039	2,676,552
Rockwell Collins	148,005	13,660,861
Stanley Black & Decker	32,980	3,519,955
Tyco International	233,909	7,459,358
Union Pacific	31,677	2,477,141
United Parcel Service Class B	280,161	26,959,893
United Technologies	133,320	12,808,052
		169,583,116
Information Technology – 12.94%
Accenture Class A (Ireland)	290,291	30,335,410
Alliance Data Systems †	41,866	11,578,880
Analog Devices	24,959	1,380,732
Apple	165,578	17,428,740
Fidelity National Information
Services	89,539	5,426,063
Fiserv †	36,034	3,295,670
Harris	160,702	13,965,004
Hewlett Packard Enterprise	205,565	3,124,588
HP	205,565	2,433,890
International Business
Machines	57,468	7,908,746
MasterCard Class A	131,446	12,797,583
Oracle	155,576	5,683,191
Texas Instruments	161,762	8,866,175
Verisk Analytics Class A †	198,113	15,230,927
Western Digital	189,036	11,351,612
Western Union	786,918	14,093,701
		164,900,912
Materials – 4.83%
CF Industries Holdings	234,738	9,579,658
Crown Holdings †	68,219	3,458,703
duPont (E.I.) deNemours	86,501	5,760,967
LyondellBasell Industries
Class A	150,456	13,074,626
Monsanto	27,349	2,694,423
NewMarket	35,169	13,389,893
PPG Industries	137,204	13,558,499
		61,516,769
Telecommunication Services – 1.02%
Verizon Communications	246,160	11,377,515
Vodafone Group
(United Kingdom)	507,620	1,646,149
		13,023,664
Utilities – 0.51%
Duke Energy	70,236	5,014,148
Xcel Energy	38,725	1,390,615
		6,404,763

Total Common Stock
(cost $999,223,114)		1,235,139,782

	Principal
	amount°
Short-Term Investments – 2.87%
Discount Notes – 0.53%≠
Federal Home Loan Bank
0.12% 1/4/16	171,454	171,454
0.155% 2/3/16	527,647	527,542
0.17% 1/21/16	455,186	455,156
0.18% 2/26/16	537,268	537,079
0.18% 3/7/16	418,436	418,223
0.185% 1/19/16	422,964	422,940
0.189% 1/25/16	774,971	774,908
0.19% 3/22/16	554,707	554,358
0.226% 2/18/16	1,086,165	1,085,839
0.25% 2/9/16	541,299	541,169
0.295% 3/2/16	204,715	204,619
0.31% 3/14/16	1,040,099	1,039,513
		6,732,800

2 NQ-OPTLV [12/15] 2/16 (16078)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 2.34%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$10,347,841
(collateralized by
U.S. government
obligations 3.00%
11/15/45; market value
$10,554,522)	10,347,565	$10,347,565
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$17,246,440
(collateralized by
U.S. government
obligations
0.75%–2.875%
9/30/16–8/15/42; market
value $17,590,867)	17,245,942	17,245,942
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$2,253,563 (collateralized
by U.S. government
obligations 0.00%
2/15/31–2/15/43; market
value $2,298,564)	2,253,493	2,253,493
		29,847,000

Total Short-Term
Investments
(cost $36,579,898)		36,579,800
Total Value of
Securities – 99.81%
(cost $1,035,803,012)		1,271,719,582
Receivables and Other
Assets Net of
Liabilities – 0.19%		2,451,908
Net Assets Applicable to
84,460,386 Shares
Outstanding – 100.00%		$1,274,171,490
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-OPTLV [12/15] 2/16 (16078) 3

Notes
Optimum Large Cap Value Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLV [12/15] 2/16 (16078)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$88,841,045	$—	$88,841,045
Consumer Staples	100,520,868	24,620,098	125,140,966
Energy	130,244,598	—	130,244,598
Financials	325,817,229	—	325,817,229
Healthcare	145,762,197	3,904,523	149,666,720
Industrials	169,583,116	—	169,583,116
Information Technology	164,900,912	—	164,900,912
Materials	61,516,769	—	61,516,769
Telecommunication Services	11,377,515	1,646,149	13,023,664
Utilities	6,404,763	—	6,404,763
Short-Term Investments	—	36,579,800	36,579,800
Total Value of Securities	$1,204,969,012	$66,750,570	$1,271,719,582

As a result of utilizing international fair value pricing at Dec. 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. At Dec. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [12/15] 2/16 (16078) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 94.98%
Consumer Discretionary – 13.63%
Arctic Cat	78,993	$1,293,905
Blue Nile †	60,027	2,228,803
Cato Class A	61,701	2,271,831
Cavco Industries †	46,949	3,911,321
Choice Hotels International	21,929	1,105,441
ClubCorp Holdings	111,240	2,032,355
Diamond Resorts
International †	186,463	4,756,671
Dorman Products †	55,998	2,658,225
Drew Industries	112,389	6,843,366
Fiesta Restaurant Group †	69,994	2,351,798
Five Below †	79,783	2,561,034
Fossil Group †	25,006	914,219
Gentex	122,867	1,967,101
Global Eagle Entertainment †	51,066	504,021
HSN	31,316	1,586,782
IMAX (Canada) †	87,656	3,115,294
iRobot †	17,432	617,093
Jack in the Box	38,572	2,958,858
Liberty TripAdvisor Holdings
Class A †	46,123	1,399,372
Madden (Steven) †	110,069	3,326,285
Panera Bread Class A †	26,489	5,159,527
Papa John’s International	53,824	3,007,147
Pool	13,381	1,080,917
Samsonite International	620,530	1,859,691
Select Comfort †	116,088	2,485,444
Texas Roadhouse	85,150	3,045,816
Vail Resorts	23,513	3,009,429
		68,051,746
Consumer Staples – 1.83%
Casey’s General Stores	14,680	1,768,206
Chefs’ Warehouse †	19,276	321,524
Fresh Market †	110,114	2,578,870
Greencore Group (Ireland)	211,394	1,102,973
HRG Group †	150,745	2,044,102
Nomad Foods (United
Kingdom) †	109,108	1,287,474
		9,103,149
Energy – 2.01%
Carrizo Oil & Gas †	42,514	1,257,564
Core Laboratories
(Netherlands)	15,364	1,670,681
Diamondback Energy †	27,718	1,854,334
PDC Energy †	30,120	1,607,806
QEP Resources	123,503	1,654,940
RSP Permian †	56,317	1,373,572
SM Energy	31,246	614,296
		10,033,193
Financials – 14.10%
Allied World Assurance
Holdings (Switzerland)	41,491	1,543,050
Associated Banc-Corp	393,792	7,383,600
Assurant	29,685	2,390,830
Assured Guaranty (Bermuda)	41,667	1,101,259
Education Realty Trust	70,330	2,664,100
EverBank Financial	117,060	1,870,619
Evercore Partners Class A	32,505	1,757,545
Extra Space Storage	88,193	7,779,505
First American Financial	90,039	3,232,400
First Busey	50,994	1,052,006
Hannon Armstrong
Sustainable Infrastructure
Capital	118,533	2,242,644
HFF Class A	58,988	1,832,757
Kennedy-Wilson Holdings	138,293	3,330,095
Lakeland Financial	88,061	4,105,404
LegacyTexas Financial Group	125,912	3,150,318
Leucadia National	75,043	1,304,998
MarketAxess Holdings	23,048	2,571,926
MB Financial	162,895	5,272,911
Pebblebrook Hotel Trust	40,008	1,121,024
PrivateBancorp	68,877	2,825,335
Sandy Spring Bancorp	28,746	774,992
SEI Investments	39,510	2,070,324
Sterling Bancorp	78,221	1,268,745
SVB Financial Group †	33,758	4,013,826
United Community Banks	109,867	2,141,308
WisdomTree Investments	103,113	1,616,812
		70,418,333
Healthcare – 18.27%
Abaxis	23,976	1,334,984
Acadia Healthcare †	45,718	2,855,546
Aerie Pharmaceuticals †	52,341	1,274,503
Agios Pharmaceuticals †	32,218	2,091,593
Akorn †	79,298	2,958,608
Anacor Pharmaceuticals †	25,005	2,824,815
Aratana Therapeutics †	48,920	272,974
BioCryst Pharmaceuticals †	139,248	1,437,039
Bio-Techne	23,698	2,132,820
Celldex Therapeutics †	120,721	1,892,905
Cepheid †	184,178	6,728,022

(continues)     NQ-OPTSG [12/15} 2/16 (16077) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Healthcare (continued)
DexCom †	28,386	$2,324,813
Endologix †	121,841	1,206,226
Envision Healthcare
Holdings †	129,640	3,366,751
Five Prime Therapeutics †	53,990	2,240,585
Flexion Therapeutics †	48,159	928,024
Fluidigm †	92,360	998,412
Galapagos ADR †	34,533	2,171,435
HealthSouth	25,468	886,541
HeartWare International †	24,173	1,218,319
Insulet †	117,360	4,437,382
Intercept Pharmaceuticals †	3,890	580,972
Intersect ENT †	71,670	1,612,575
Ironwood Pharmaceuticals †	60,499	701,183
LDR Holding †	61,458	1,543,210
LifePoint Health †	22,290	1,636,086
Medidata Solutions †	64,678	3,187,979
Mettler-Toledo International †	10,652	3,612,413
Novavax †	211,088	1,771,028
Otonomy †	44,079	1,223,192
Portola Pharmaceuticals †	44,821	2,306,040
PTC Therapeutics †	39,710	1,286,604
Relypsa †	34,684	982,945
Sarepta Therapeutics †	38,533	1,486,603
Seattle Genetics †	43,130	1,935,674
Sirona Dental Systems †	19,461	2,132,342
Team Health Holdings †	29,226	1,282,729
TESARO †	34,242	1,791,541
Tetraphase Pharmaceuticals †	62,725	629,132
Ultragenyx Pharmaceutical †	56,442	6,331,664
Veeva Systems Class A †	142,589	4,113,693
VWR †	94,074	2,663,235
Wright Medical Group
(Netherlands) †	118,029	2,853,941
		91,247,078
Industrials – 17.41%
Advanced Drainage Systems	107,246	2,577,121
Advisory Board †	76,209	3,780,729
Altra Industrial Motion @	68,857	1,726,934
AMETEK	145,163	7,779,285
Astronics †	31,898	1,298,568
Avis Budget Group †	36,313	1,317,799
DigitalGlobe †	14,250	223,155
Donaldson	167,607	4,803,617
ESCO Technologies	59,035	2,133,525
Generac Holdings †	156,266	4,652,039
Heartland Express	87,534	1,489,829
HEICO Class A	189,157	9,306,524
Hertz Global Holdings †	93,314	1,327,858
Knight Transportation	101,812	2,466,905
Knoll	117,816	2,214,941
Landstar System	61,619	3,613,954
Masonite International †	59,028	3,614,284
Middleby †	42,041	4,534,963
Moog Class A †	41,626	2,522,536
Navigant Consulting †	105,760	1,698,506
Nordson	114,120	7,320,798
Oshkosh	51,223	1,999,746
PGT †	149,285	1,700,356
Rush Enterprises †	28,670	627,873
Rush Enterprises Class A †	37,136	812,907
Toro	68,278	4,989,074
TriNet Group †	79,020	1,529,037
WageWorks †	44,271	2,008,575
Watts Water Technologies
Class A	33,333	1,655,650
XPO Logistics †	44,925	1,224,206
		86,951,294
Information Technology – 23.76%
Amber Road †	202,006	1,028,211
ANSYS †	70,739	6,543,358
Apigee @†	34,913	280,351
Arista Networks †	35,089	2,731,328
Atlassian (United Kingdom) †	23,276	700,142
Bankrate †	207,487	2,759,577
Blackhawk Network
Holdings †	91,946	4,064,933
CalAmp †	41,958	836,223
Ciena †	29,703	614,555
comScore †	41,953	1,726,366
CoreLogic †	69,783	2,362,852
CoStar Group †	26,131	5,401,016
Cvent †	74,952	2,616,574
Demandware †	68,591	3,701,856
Entegris †	87,651	1,163,129
ExlService Holdings †	113,803	5,113,169
Fair Isaac	35,433	3,337,080
First Solar †	25,733	1,698,121
Fleetmatics Group (Ireland) †	15,956	810,405
Global Payments	34,443	2,221,918
Gogo †	91,946	1,636,639
Guidewire Software †	37,815	2,274,950
Heartland Payment Systems	23,308	2,210,065

2 NQ-OPTSG [12/15} 2/16 (16077)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Information Technology (continued)
HubSpot †	46,486	$2,617,627
Infinera †	105,636	1,914,124
IPG Photonics †	55,674	4,963,894
Knowles †	45,169	602,103
Littelfuse	14,929	1,597,552
M/A-COM Technology
Solutions Holdings †	19,265	787,746
MAXIMUS	41,729	2,347,256
Mellanox Technologies
(Israel) †	83,169	3,504,742
Monolithic Power Systems	42,514	2,708,567
NetSuite †	30,155	2,551,716
Pure Storage Class A @†	44,200	688,194
Pure Storage Class B =†	36,123	561,819
Quotient Technology †	156,490	1,067,262
RetailMeNot †	70,275	697,128
Rogers †	34,830	1,796,183
Rubicon Technology †	336,123	383,180
Sanmina †	107,896	2,220,500
SPS Commerce †	72,293	5,075,692
SunPower †	65,293	1,959,443
Tableau Software Class A †	10,760	1,013,807
Telogis @=†	185,242	350,107
Textura †	139,136	3,002,555
Tyler Technologies †	19,808	3,452,931
Verint Systems †	13,216	536,041
Virtusa †	113,218	4,680,432
WEX †	34,284	3,030,706
WNS Holdings ADR †	194,270	6,059,281
Zendesk †	18,700	494,428
Zillow Group †	26,608	692,872
Zillow Group Class C †	61,682	1,448,293
		118,638,999
Materials – 2.65%
Graphic Packaging Holding	218,121	2,798,492
Headwaters †	229,832	3,877,266
KapStone Paper & Packaging	158,702	3,585,078
Platform Specialty Products †	232,714	2,985,721
		13,246,557
Telecommunication Services – 1.32%
Boingo Wireless †	185,129	1,225,554
Globalstar †	551,104	793,590
GTT Communications †	29,185	497,896
inContact †	36,758	350,671
Lumos Networks	203,344	2,277,453
Vonage Holdings †	254,079	1,458,414
		6,603,578

Total Common Stock
(cost $457,380,500)		474,293,927

Convertible Preferred Stock – 0.54%
DraftKings Series D@=†	56,648	168,443
Honest@=†	15,249	691,237
MarkLogic@=†	83,588	975,472
Zuora@=†	209,844	868,754
Total Convertible Preferred
Stock (cost $2,770,886)		2,703,906

Exchange-Traded Fund – 0.71%
iShares Russell 2000 Growth
ETF	25,340	3,532,649
Total Exchange-Traded Fund
(cost $3,543,145)		3,532,649

Preferred Stock – 0.83%
Cloudera @=†	30,243	776,943
DocuSign
Series B @=†	1,166	22,247
Series B-1 @=†	349	6,659
Series C @=†	4,474	85,364
Series D @=†	838	15,989
Series E @=†	21,664	413,349
DraftKings Series D-1 =†	50,706	195,091
Nutanix @=†	40,185	656,623
Telogis @=†	252,269	1,112,506
Veracode Series 8 @=†	30,584	830,050
Total Preferred Stock
(cost $2,888,237)		4,114,821

	Principal
	amount°
Short-Term Investments – 3.10%
Discount Notes – 3.00%≠
Federal Home Loan Bank
0.12% 1/4/16	177,062	177,062
0.155% 2/3/16	1,032,780	1,032,574
0.17% 1/21/16	451,128	451,098
0.18% 2/26/16	949,371	949,036
0.18% 3/7/16	819,017	818,601

(continues)     NQ-OPTSG [12/15} 2/16 (16077) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
0.185% 1/19/16	136,680	$136,672
0.19% 3/22/16	3,957,226	3,954,741
0.20% 2/18/16	3,530,792	3,529,733
0.218% 1/25/16	1,339,931	1,339,821
0.25% 2/9/16	1,125,403	1,125,133
0.295% 3/2/16	258,901	258,780
0.31% 3/14/16	1,221,846	1,221,157
		14,994,408
Repurchase Agreements – 0.10%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $171,961
(collateralized by
U.S. government
obligations 3.000%
11/15/45; market value
$175,396)	171,957	171,957
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $286,603
(collateralized by U.S.
government obligations
0.75%-2.875%
9/30/16-8/15/42; market
value $292,327)	286,594	286,594
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price $37,450
(collateralized by
U.S. government
obligations 0.000%
2/15/31-2/15/43; market
value $38,198)	37,449	37,449
		496,000

Total Short-Term
Investments
(cost $15,491,365)		15,490,408

Total Value of
Securities – 100.16%
(cost $482,074,133)		$500,135,711
Liabilities Net of
Receivables and Other
Assets – (0.16%)		(776,999)
Net Assets Applicable to
39,815,575 Shares
Outstanding – 100.00%		$499,358,712
____________________

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $9,669,222, which represents 1.94% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015,the aggregate value of fair valued securities was $7,730,653, which represents 1.55% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Dec. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contract to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	GBP	96,362	USD	(142,557)	1/5/16	$(494)
RBC	GBP	17,348	USD	(25,731)	1/4/16	(155)
						$(649)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BCLY – Barclays Bank
GBP – British Pound Sterling
RBC – Royal Bank of Canada
USD – U.S. Dollar

4 NQ-OPTSG [12/15} 2/16 (16077)

Notes

Optimum Small-Mid Cap Growth Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSG [12/15} 2/16 (16077) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$66,192,055	$1,859,691	$—	$68,051,746
Consumer Staples	8,000,176	1,102,973	—	9,103,149
Energy	10,033,193	—	—	10,033,193
Financials	70,418,333	—	—	70,418,333
Healthcare	91,247,078	—	—	91,247,078
Industrials	86,951,294	—	—	86,951,294
Information Technology	117,727,073	561,819	350,107	118,638,999
Materials	13,246,557	—	—	13,246,557
Telecommunication Services	6,603,578	—	—	6,603,578
Convertible Preferred Stock	—	—	2,703,906	2,703,906
Exchange-Traded Funds	3,532,649	—	—	3,532,649
Preferred Stock	—	—	4,114,821	4,114,821
Short-Term Investments	—	15,490,408	—	15,490,408
Total Value of Securities	$473,951,986	$19,014,891	$7,168,834	$500,135,711
Foreign Currency Exchange
Contracts	$—	$(649)	$—	$(649)

As a result of utilizing international fair value pricing at Dec. 31, 2015, a portion of the Fund’s common stock was classified as Level 2.

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

		Convertible
	Common	Preferred	Preferred
	Stock	Stock	Stock	Total
Beginning balance March 31, 2015	$133,374	$717,534	$5,544,101	$6,395,009
Purchases	—	1,973,626	474,105	2,447,731
Sales	—	—	(1,313,030)	(1,313,030)
Net change in unrealized
appreciation (depreciation)	216,733	12,746	(590,355)	(360,876)
Ending balance Dec. 31, 2015	$350,107	$2,703,906	$4,114,821	$7,168,834
Net change in unrealized appreciation
(depreciation) from investments still
held at the end of the period	$216,733	$12,746	$(431,613)	$(202,134)

6 NQ-OPTSG [12/15} 2/16 (16077)

(Unaudited)

Sensitivity Analysis

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/ dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund was as follows:

Fair Value at		Unobservable	Range
Dec. 31, 2015	Valuation Techniques	Input	(Weighted Average)
Common stock $350,107	Valuation from client or fair value committee	Market pricing of securities	N/A
Convertible Preferred
stock $4,114,821	Valuation from client or fair value committee	Market pricing of securities	N/A
Preferred stock
$2,703,906	Valuation from client or fair value committee	Market pricing of securities	N/A

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSG [12/15} 2/16 (16077) 7

Schedule of investments

Optimum Small-Mid Cap Value Fund
December 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 79.96%
Consumer Discretionary – 10.14%
AMC Networks Class A †	49,600	$3,704,128
Ascena Retail Group †	466,000	4,590,100
Cable One	4,000	1,734,640
Callaway Golf	223,168	2,102,243
China Automotive Systems
(China) †	193,161	884,677
Christopher & Banks †	184,160	303,864
ClubCorp Holdings	172,355	3,148,926
Crocs †	249,800	2,557,952
Dick’s Sporting Goods	96,300	3,404,205
Dillard’s Class A	18,700	1,228,777
Finish Line Class A	117,000	2,115,360
Helen of Troy †	26,700	2,516,475
Hooker Furniture	64,136	1,618,793
Horizon Global †	29,100	301,767
Jarden †	55,080	3,146,170
Mattel	80,200	2,179,034
Pier 1 Imports	381,000	1,939,290
Sequential Brands Group †	45,000	355,950
Spartan Motors	700,376	2,178,169
Staples	157,000	1,486,790
Time	221,490	3,470,748
Winnebago Industries	71,143	1,415,746
		46,383,804
Consumer Staples – 2.39%
Darling Ingredients †	115,100	1,210,852
Dean Foods	99,300	1,702,995
Edgewell Personal Care	23,600	1,849,532
Energizer Holdings	104,624	3,563,493
Landec †	162,553	1,923,002
MGP Ingredients	25,830	670,289
		10,920,163
Energy – 3.30%
CONSOL Energy	347,000	2,741,300
Frank’s International
(Netherlands)	113,000	1,885,970
Hallador Energy	422,922	1,928,524
McDermott International †	284,000	951,400
Memorial Resource
Development †	115,400	1,863,710
Newpark Resources †	298,503	1,576,096
PDC Energy †	35,900	1,916,342
RSP Permian †	89,600	2,185,344
Warren Resources †	119,457	25,086
		15,073,772
Financials – 8.50%
Alexandria Real Estate
Equities	43,192	3,902,829
BankUnited	102,600	3,699,756
Cedar Realty Trust	331,776	2,348,974
CIT Group	82,800	3,287,160
Dime Community Bancshares	38,127	666,841
East West Bancorp	42,900	1,782,924
First Financial Bancorp @	83,000	1,499,810
Hallmark Financial Services †	217,675	2,544,621
Home Bancshares	43,800	1,774,776
Opus Bank	48,433	1,790,568
Potlatch	84,303	2,549,323
PrivateBancorp	95,400	3,913,308
STAG Industrial	98,000	1,808,100
Wintrust Financial	74,600	3,619,592
XL Group (Ireland)	51,000	1,998,180
Zions Bancorporation	61,100	1,668,030
		38,854,792
Healthcare – 7.32%
CONMED	34,700	1,528,535
Cooper	26,500	3,556,300
Haemonetics †	114,800	3,701,152
Halyard Health †	116,300	3,885,583
Integra Lifesciences
Holdings †	35,200	2,385,856
Myriad Genetics †	111,500	4,812,340
Patterson	80,674	3,647,271
PerkinElmer	36,600	1,960,662
Premier Class A †	80,800	2,849,816
Teleflex	39,200	5,152,840
		33,480,355
Industrials – 20.64%
ACCO Brands †	789,505	5,629,171
AMETEK	40,875	2,190,491
Apogee Enterprises	61,700	2,684,567
B/E Aerospace	40,700	1,724,459
Brady Class A	74,500	1,712,010
Carlisle	30,800	2,731,652
Colfax †	10,000	233,500
Continental Building
Products †	104,347	1,821,899
Crane	42,800	2,047,552
Diana Shipping (Greece) †	191,975	835,091
Dover	83,700	5,131,647
Encore Wire	12,969	481,020
Ennis	103,685	1,995,936

(continues)       NQ-OPTSV [12/15] 2/16 (16076) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Equifax	28,197	$3,140,300
FreightCar America	72,735	1,413,241
Graham	63,151	1,062,200
Granite Construction	112,337	4,820,381
Harsco	384,000	3,025,920
Herman Miller	128,800	3,696,560
Hubbell	10,900	1,101,336
KBR	149,000	2,521,080
Kennametal	143,500	2,755,200
Knoll	161,824	3,042,291
Landstar System	22,400	1,313,760
McGrath RentCorp	21,281	536,068
MRC Global †	110,000	1,419,000
Navigant Consulting †	156,972	2,520,970
Pitney Bowes	250,700	5,176,955
Precision Castparts	16,200	3,758,562
RPX †	35,682	392,502
Rush Enterprises Class A †	68,300	1,495,087
Stanley Black & Decker	50,000	5,336,500
Timken	59,500	1,701,105
Trex †	48,938	1,861,601
TrueBlue †	224,600	5,785,696
Tyco International	15,400	491,106
Watts Water Technologies
Class A	4,601	228,532
WESCO International †	70,300	3,070,704
Woodward	70,500	3,501,030
		94,386,682
Information Technology – 16.54%
Advanced Energy Industries †	104,253	2,943,062
Amdocs	82,400	4,496,568
ARRIS Group †	61,600	1,883,112
AVG Technologies
(Netherlands) †	209,200	4,194,460
Booz Allen Hamilton Holding	129,374	3,991,188
Brocade Communications
Systems	298,800	2,742,984
Cardtronics †	138,000	4,643,700
Flextronics International †	512,000	5,739,520
FLIR Systems	133,307	3,741,927
IAC/InterActiveCorp	51,500	3,092,575
Ingram Micro Class A	136,000	4,131,680
j2 Global	61,200	5,037,984
Jabil Circuit	92,600	2,156,654
Mercury Systems †	144,358	2,650,413
Methode Electronics	74,735	2,378,815
ON Semiconductor †	279,000	2,734,200
Plexus †	122,302	4,270,786
Rudolph Technologies †	293,708	4,176,528
ScanSource †	9,801	315,788
Synaptics †	32,291	2,594,259
Teradyne	178,100	3,681,327
Unisys †	145,925	1,612,471
Xcerra †	70,300	425,315
Zebra Technologies †	28,500	1,985,025
		75,620,341
Materials – 10.25%
Albemarle	36,762	2,059,040
Allegheny Technologies	172,000	1,935,000
Avery Dennison	33,000	2,067,780
Boise Cascade †	102,900	2,627,037
Carpenter Technology	95,200	2,881,704
Eastman Chemical	66,900	4,516,419
Fuller (H.B.)	79,500	2,899,365
Intrepid Potash †	214,400	632,480
KapStone Paper & Packaging	189,900	4,289,841
KMG Chemicals	149,890	3,450,468
Minerals Technologies	93,300	4,278,738
Owens-Illinois †	76,000	1,323,920
PolyOne	220,600	7,006,256
Sealed Air	25,200	1,123,920
Sonoco Products	77,600	3,171,512
Stillwater Mining †	306,056	2,622,900
		46,886,380
Telecommunication Services – 0.88%
Vonage Holdings †	703,357	4,037,269
		4,037,269

Total Common Stock
(cost $347,277,231)		365,643,558

U.S. Master Limited Partnership – 0.71%
Boardwalk Pipeline Partners	250,000	3,245,000
Total U.S. Master Limited
Partnership
(cost $3,344,045)		3,245,000

	Principal
	amount°
Short-Term Investments – 15.54%
Discount Notes – 7.70%≠
Federal Home Loan Bank
0.12% 1/4/16	995,020	995,020

2 NQ-OPTSV [12/15] 2/16 (16076)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.155% 2/3/16	3,062,159	$3,061,547
0.166% 1/25/16	3,576,072	3,575,779
0.17% 1/21/16	3,041,898	3,041,697
0.18% 2/26/16	2,578,986	2,578,076
0.18% 3/7/16	2,428,358	2,427,124
0.185% 1/19/16	1,547,189	1,547,099
0.19% 3/22/16	5,133,848	5,130,624
0.195% 2/18/16	6,330,181	6,328,282
0.25% 2/9/16	1,475,180	1,474,826
0.295% 3/2/16	748,839	748,490
0.31% 3/14/16	4,293,602	4,291,180
		35,199,744
Repurchase Agreements – 7.84%
Bank of America Merrill Lynch
0.24%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$12,433,565
(collateralized by U.S.
government obligations
3.00% 11/15/45; market
value
$12,681,905)	12,433,234	12,433,234
Bank of Montreal
0.26%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$20,722,655
(collateralized by U.S.
government obligations
0.75%–2.875%
9/30/16–8/15/42; market
value $21,136,504)	20,722,056	20,722,056
BNP Paribas
0.28%, dated 12/31/15, to
be repurchased on 1/4/16,
repurchase price
$2,707,794 (collateralized
by U.S. government
obligations 0.00%
2/15/31–2/15/43; market
value $2,761,866)	2,707,710	2,707,710
		35,863,000

Total Short-Term
Investments
(cost $71,064,224)		71,062,744

Total Value of
Securities – 96.21%
(cost $421,685,500)		439,951,302
Receivables and Other
Assets Net of
Liabilities – 3.79%		17,328,691
Net Assets Applicable to
38,112,637 Shares
Outstanding – 100.00%		$457,279,993
____________________

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $1,499,810, which represents 0.33% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-OPTSV [12/15] 2/16 (16076) 3

Notes

Optimum Small-Mid Cap Value Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTSV [12/15] 2/16 (16076)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$365,643,558	$—	$365,643,558
U.S. Master Limited Partnership	3,245,000	—	3,245,000
Short-Term Investments	—	71,062,744	71,062,744
Total Value of Securities	$368,888,558	$71,062,744	$439,951,302

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Dec. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTSV [12/15] 2/16 (16076) 5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: